UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21624

Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-624-0197

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1. Reports to Stockholders.

AZL® Balanced Index Strategy Fund

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Balanced Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL Balanced Index Strategy Fund	$1,000.00	$1,000.00	$0.40	0.08%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL Balanced Index Strategy Fund	$1,000.00	$1,024.42	$0.40	0.08%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Fixed Income	50.1%
Domestic Equities	37.6
International Equities	12.3

Total Investment Securities	100.0
Net other assets (liabilities)	— ^

Net Assets	100.0%

^	Represents less than 0.05%.

1

AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
19,940,481	AZL Enhanced Bond Index Fund	$213,163,746
3,116,245	AZL International Index Fund, Class 2	52,415,235
1,320,779	AZL Mid Cap Index Fund, Class 2	32,094,931
6,655,831	AZL S&P 500 Index Fund, Class 2	109,887,765
1,067,812	AZL Small Cap Stock Index Fund, Class 2	17,341,263

Total Affiliated Investment Companies (Cost $327,094,491)		424,902,940

Total Investment Securities (Cost $327,094,491) — 100.0%(a)		424,902,940
Net other assets (liabilities) — 0.0%		76,143

Net Assets — 100.0%		$424,979,083

Percentages indicated are based on net assets as of June 30, 2018.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

2

AZL Balanced Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investments in affiliates, at cost	$327,094,491

Investments in affiliates, at value	$424,902,940
Interest and dividends receivable	67
Receivable for capital shares issued	105,063
Receivable for affiliated investments sold	251,154
Prepaid expenses	2,588

Total Assets	425,261,812

Liabilities:
Cash overdraft	251,154
Payable for capital shares redeemed	2,126
Manager fees payable	17,555
Administration fees payable	62
Custodian fees payable	286
Administrative and compliance services fees payable	414
Transfer agent fees payable	361
Trustee fees payable	1,872
Other accrued liabilities	8,899

Total Liabilities	282,729

Net Assets	$424,979,083

Net Assets Consist of:
Capital	$306,365,193
Accumulated net investment income/(loss)	3,794,121
Accumulated net realized gains/(losses) from investment transactions	17,011,320
Net unrealized appreciation/(depreciation) on investments	97,808,449

Net Assets	$424,979,083

Shares of beneficial interest (unlimited number of shares authorized, no par value)	26,014,243
Net Asset Value (offering and redemption price per share)	$16.34

Statement of Operations

For the Six Months Ended June 30, 2018

(Unaudited)

Investment Income:
Dividends	$95

Total Investment Income	95

Expenses:
Manager fees	107,752
Administration fees	25,944
Custodian fees	1,541
Administrative and compliance services fees	2,819
Transfer agent fees	2,370
Trustee fees	9,225
Professional fees	8,027
Shareholder reports	4,511
Other expenses	1,490

Total expenses	163,679

Net Investment Income/(Loss)	(163,584)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	3,224,115
Net realized gains/(losses) on securities transactions	382
Change in net unrealized appreciation/depreciation on affiliated transactions	(3,231,983)

Net Realized/Unrealized Gains/(Losses) on Investments	(7,486)

Change in Net Assets Resulting From Operations	$(171,070)

See accompanying notes to the financial statements.

3

AZL Balanced Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(163,584)	$3,459,020
Net realized gains/(losses) on investment transactions	3,224,497	16,237,892
Change in unrealized appreciation/depreciation on investments	(3,231,983)	28,523,288

Change in net assets resulting from operations	(171,070)	48,220,200

Distributions to Shareholders:
From net investment income	—	(9,832,388)
From net realized gains	—	(20,732,059)

Change in net assets resulting from distributions to shareholders	—	(30,564,447)

Capital Transactions:
Proceeds from shares issued	3,029,375	15,459,952
Proceeds from dividends reinvested	—	30,564,447
Value of shares redeemed	(26,260,712)	(53,598,790)

Change in net assets resulting from capital transactions	(23,231,337)	(7,574,391)

Change in net assets	(23,402,407)	10,081,362
Net Assets:
Beginning of period	448,381,490	438,300,128

End of period	$424,979,083	$448,381,490

Accumulated net investment income/(loss)	$3,794,121	$3,957,705

Share Transactions:
Shares issued	185,721	950,921
Dividends reinvested	—	1,932,013
Shares redeemed	(1,613,777)	(3,277,297)

Change in shares	(1,428,056)	(394,363)

See accompanying notes to the financial statements.

4

AZL Balanced Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$16.34		$15.75	$15.44	$15.91	$15.40	$13.91

Investment Activities:
Net Investment Income/(Loss)	—	(a)	0.15	0.30	0.34	0.16	0.15
Net Realized and Unrealized Gains/(Losses) on Investments	—		1.62	0.73	(0.34)	0.78	1.63

Total from Investment Activities	—	(a)	1.77	1.03	— (a)	0.94	1.78

Dividends to Shareholders From:
Net Investment Income	—		(0.38)	(0.43)	(0.17)	(0.23)	(0.25)
Net Realized Gains	—		(0.80)	(0.29)	(0.30)	(0.20)	(0.04)

Total Dividends	—		(1.18)	(0.72)	(0.47)	(0.43)	(0.29)

Net Asset Value, End of Period	$16.34		$16.34	$15.75	$15.44	$15.91	$15.40

Total Return(b)	—	(c)	11.50%	6.75%	0.01%	6.11%	12.93%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$424,979		$448,381	$438,300	$432,536	$438,651	$413,982
Net Investment Income/(Loss)(d)	(0.08)%		0.78%	1.83%	2.14%	1.02%	1.10%
Expenses Before Reductions*(d)(e)	0.08%		0.08%	0.08%	0.08%	0.08%	0.08%
Expenses Net of Reductions*(d)	0.08%		0.08%	0.08%	0.08%	0.08%	0.08%
Portfolio Turnover Rate	1	%(c)	6%	12%	11%	9%	8%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Balanced Index Strategy Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Balanced Index Strategy Fund	0.05%	0.20%

6

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2018, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2018, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2018, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2018 is as follows:

	Fair Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gains/(Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2018	Shares as of 6/30/2018
AZL Enhanced Bond Index Fund	$224,376,218	$808,965	$(7,892,082)	$(246,084)	$(3,883,271)	$213,163,746	19,940,481
AZL International Index Fund, Class 2	56,347,640	1,093,291	(3,610,679)	701,643	(2,116,660)	52,415,235	3,116,245
AZL Mid Cap Index Fund, Class 2	33,670,676	—	(2,729,185)	480,822	672,618	32,094,931	1,320,779
AZL S&P 500 Index Fund, Class 2	116,180,562	386,568	(9,517,559)	1,853,017	985,177	109,887,765	6,655,831
AZL Small Cap Stock Index Fund, Class 2	18,001,081	—	(2,204,688)	434,717	1,110,153	17,341,263	1,067,812

	$448,576,177	$2,288,824	$(25,954,193)	$3,224,115	$(3,231,983)	$424,902,940	32,101,148

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $2,106 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

7

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017.

The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$424,902,940	$—	$424,902,940

Total Investment Securities	$424,902,940	$—	$424,902,940

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Balanced Index Strategy Fund	$2,288,824	$25,954,193

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. During the year ended June 30, 2018, the Fund did not directly invest in derivatives.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $328,394,664. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$96,508,276
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$96,508,276

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Balanced Index Strategy Fund	$9,834,481	$20,729,966	$30,564,447

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

8

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Balanced Index Strategy Fund	$3,957,704	$15,425,645	$—	$99,401,611	$118,784,960

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2018, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 90% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

10

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

AZL® DFA Multi-Strategy Fund

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL DFA Multi-Strategy Fund	$1,000.00	$1,009.20	$0.35	0.07%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL DFA Multi-Strategy Fund	$1,000.00	$1,024.46	$0.35	0.07%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Domestic Equities	48.2%
Fixed Income	40.3
International Equities	11.5

Total Investment Securities	100.0
Net other assets (liabilities)	— ^

Net Assets	100.0%

^	Represents less than 0.05%.

1

AZL DFA Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
5,108,477	AZL DFA Emerging Markets Core Equity Fund	$52,208,638
45,522,107	AZL DFA Five-Year Global Fixed Income Fund	454,765,854
6,957,396	AZL DFA International Core Equity Fund	77,366,249
32,647,202	AZL DFA U.S. Core Equity Fund	428,331,293
8,694,471	AZL DFA U.S. Small Cap Fund	113,375,905

Total Affiliated Investment Companies (Cost $988,967,829)		1,126,047,939

Total Investment Securities (Cost $988,967,829) — 100.0%(a)		1,126,047,939
Net other assets (liabilities) — 0.0%		(456,820)

Net Assets — 100.0%		$1,125,591,119

Percentages indicated are based on net assets as of June 30, 2018.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

2

AZL DFA Multi-Strategy Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investments in affiliates, at cost	$988,967,829

Investments in affiliates, at value	$1,126,047,939
Receivable for affiliated investments sold	162,868
Prepaid expenses	6,724

Total Assets	1,126,217,531

Liabilities:
Cash overdraft	162,868
Payable for capital shares redeemed	384,229
Manager fees payable	47,035
Administration fees payable	174
Custodian fees payable	934
Administrative and compliance services fees payable	1,151
Transfer agent fees payable	412
Trustee fees payable	5,214
Other accrued liabilities	24,395

Total Liabilities	626,412

Net Assets	$1,125,591,119

Net Assets Consist of:
Capital	$944,733,109
Accumulated net investment income/(loss)	12,636,263
Accumulated net realized gains/(losses) from investment transactions	31,141,637
Net unrealized appreciation/(depreciation) on investments	137,080,110

Net Assets	$1,125,591,119

Shares of beneficial interest (unlimited number of shares authorized, no par value)	78,607,261
Net Asset Value (offering and redemption price per share)	$14.32

Statement of Operations

For the Six Months Ended June 30, 2018

(Unaudited)

Investment Income:
Dividends	$82

Total Investment Income	82

Expenses:
Manager fees	289,921
Administration fees	28,638
Custodian fees	3,444
Administrative and compliance services fees	7,766
Transfer agent fees	2,656
Trustee fees	25,417
Professional fees	22,098
Shareholder reports	11,392
Other expenses	4,726

Total expenses	396,058

Net Investment Income/(Loss)	(395,976)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	15,553,009
Net realized gains/(losses) on securities transactions	1,818
Change in net unrealized appreciation/depreciation on affiliated transactions	(4,408,480)

Net Realized/Unrealized Gains/(Losses) on Investments	11,146,347

Change in Net Assets Resulting From Operations	$10,750,371

See accompanying notes to the financial statements.

3

AZL DFA Multi-Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(395,976)	$12,266,632
Net realized gains/(losses) on investment transactions	15,554,827	20,143,905
Change in unrealized appreciation/depreciation on investments	(4,408,480)	110,992,500

Change in net assets resulting from operations	10,750,371	143,403,037

Distributions to Shareholders:
From net investment income	—	(9,184,174)

Change in net assets resulting from distributions to shareholders	—	(9,184,174)

Capital Transactions:
Proceeds from shares issued	2,182,407	11,253,458
Proceeds from dividends reinvested	—	9,184,174
Value of shares redeemed	(91,538,170)	(144,629,334)

Change in net assets resulting from capital transactions	(89,355,763)	(124,191,702)

Change in net assets	(78,605,392)	10,027,161
Net Assets:
Beginning of period	1,204,196,511	1,194,169,350

End of period	$1,125,591,119	$1,204,196,511

Accumulated net investment income/(loss)	$12,636,263	$13,032,239

Share Transactions:
Shares issued	152,918	845,577
Dividends reinvested	—	674,811
Shares redeemed	(6,401,401)	(10,743,935)

Change in shares	(6,248,483)	(9,223,547)

See accompanying notes to the financial statements.

4

AZL DFA Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$14.19		$12.69	$18.08	$18.71		$17.86	$14.96

Investment Activities:
Net Investment Income/(Loss)	0.00		0.15	0.10	0.01		0.20	0.16
Net Realized and Unrealized Gains/(Losses) on Investments	0.13		1.46	1.32	(0.14)		0.96	2.97

Total from Investment Activities	0.13		1.61	1.42	(0.13)		1.16	3.13

Dividends to Shareholders From:
Net Investment Income	—		(0.11)	—	(0.24)		(0.22)	(0.20)
Net Realized Gains	—		—	(6.81)	(0.26)		(0.09)	(0.03)

Total Dividends	—		(0.11)	(6.81)	(0.50)		(0.31)	(0.23)

Net Asset Value, End of Period	$14.32		$14.19	$12.69	$18.08		$18.71	$17.86

Total Return(a)	0.92	%(b)	12.69%	9.32%	(0.67)%		6.53%	21.07%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,125,591		$1,204,197	$1,194,169	$1,257,794		$1,439,548	$1,347,836
Net Investment Income/(Loss)(c)	(0.07)%		1.02%	0.75%	(0.07)%		1.09%	1.20%
Expenses Before Reductions*(c)(d)	0.07%		0.07%	0.07%	0.07%		0.07%	0.07%
Expenses Net of Reductions*(c)	0.07%		0.07%	0.07%	0.07%		0.07%	0.07%
Portfolio Turnover Rate	—	(b)(f)	2%	2%	114	%(e)	7%	3%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)

Effective April 27, 2015, the investment strategy of the Fund changed. Costs of purchases and proceeds from sales of portfolio securities associated with the changes in investment strategy contributed to higher portfolio turnover rate for the period ended December 31, 2015 as compared to prior years.

(f)	Represents less than 0.5%.

See accompanying notes to the financial statements.

5

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL DFA Multi-Strategy Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL DFA Multi-Strategy Fund	0.05%	0.20%

6

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2018, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2018, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2018, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2018 is as follows:

	Fair Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gains/(Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2018	Shares as of 6/30/2018
AZL DFA Emerging Markets Core Equity Fund	$63,140,016	$66,214	$(5,995,339)	$744,108	$(5,746,361)	$52,208,638	5,108,477
AZL DFA Five-Year Global Fixed Income Fund	472,920,612	940,672	(18,534,804)	(173,307)	(387,319)	454,765,854	45,522,107
AZL DFA International Core Equity Fund	87,201,630	—	(7,495,908)	977,700	(3,317,173)	77,366,249	6,957,396
AZL DFA U.S. Core Equity Fund	459,210,202	608,126	(44,681,271)	10,782,869	2,411,367	428,331,293	32,647,202
AZL DFA U.S. Small Cap Fund	122,556,147	—	(15,032,887)	3,221,639	2,631,006	113,375,905	8,694,471

	$1,205,028,607	$1,615,012	$(91,740,209)	$15,553,009	$(4,408,480)	$1,126,047,939	98,929,653

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $5,674 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

7

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017.

The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$1,126,047,939	$—	$1,126,047,939

Total Investment Securities	$1,126,047,939	$—	$1,126,047,939

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL DFA Multi-Strategy Fund	$1,615,012	$91,740,209

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $989,353,490. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$137,148,316
Unrealized (depreciation)	(453,867)

Net unrealized appreciation/(depreciation)	$136,694,449

CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

As of the latest tax year end, December 31, 2017, the Fund utilized $3,423,112 in CLCFs to offset capital gains.

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL DFA Multi-Strategy Fund	$9,184,174	$—	$9,184,174

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

8

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL DFA Multi-Strategy Fund	$13,032,239	$15,955,134	$—	$141,120,266	$170,107,639

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2018, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 90% of the Fund. As of June 30, 2018, the Fund had a controlling interest (in excess of 50%) in the AZL DFA Emerging Markets Core Equity Fund, AZL DFA Five-Year Global Fixed Income Fund, AZL DFA U.S. Core Equity Fund, and AZL DFA U.S. Small Cap Fund, which are affiliated with the Investment Adviser.

9. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statement

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

10

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

AZL® MVP Balanced Index Strategy Fund

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Balanced Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL MVP Balanced Index Strategy Fund	$1,000.00	$999.30	$0.64	0.13%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL MVP Balanced Index Strategy Fund	$1,000.00	$1,024.15	$0.65	0.13%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Fixed Income	47.9%
Domestic Equities	35.0
International Equities	12.3

Total Investment Securities	95.2
Net other assets (liabilities)	4.8

Net Assets	100.0%

1

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.2%):
14,453,034	AZL Enhanced Bond Index Fund	$154,502,934
2,355,337	AZL International Index Fund, Class 2	39,616,769
1,000,195	AZL Mid Cap Index Fund, Class 2	24,304,742
4,565,967	AZL S&P 500 Index Fund, Class 2	75,384,111
805,963	AZL Small Cap Stock Index Fund, Class 2	13,088,846

Total Affiliated Investment Companies (Cost $272,146,781)		306,897,402

Total Investment Securities (Cost $272,146,781) — 95.2%(a)		306,897,402
Net other assets (liabilities) — 4.8%		15,415,062

Net Assets — 100.0%		$322,312,464

Percentages indicated are based on net assets as of June 30, 2018.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $16,132,073 has been segregated to cover margin requirements for the following open contracts as of June 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/21/18	59	$8,028,720	$(157,247)
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/19/18	67	8,052,563	42,493

				$(114,754)

See accompanying notes to the financial statements.

2

AZL MVP Balanced Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investments in affiliates, at cost	$272,146,781

Investments in affiliates, at value	$306,897,402
Segregated cash for collateral	16,132,073
Interest and dividends receivable	21,746
Receivable for affiliated investments sold	97,840
Prepaid expenses	1,869

Total Assets	323,150,930

Liabilities:
Cash overdraft	97,840
Payable for capital shares redeemed	704,421
Payable for variation margin on futures contracts	1
Manager fees payable	26,701
Administration fees payable	51
Custodian fees payable	226
Administrative and compliance services fees payable	331
Transfer agent fees payable	351
Trustee fees payable	1,480
Other accrued liabilities	7,064

Total Liabilities	838,466

Net Assets	$322,312,464

Net Assets Consist of:
Capital	$279,422,297
Accumulated net investment income/(loss)	2,527,549
Accumulated net realized gains/(losses) from investment transactions	5,726,751
Net unrealized appreciation/(depreciation) on investments	34,635,867

Net Assets	$322,312,464

Shares of beneficial interest (unlimited number of shares authorized, no par value)	24,100,434
Net Asset Value (offering and redemption price per share)	$13.37

Statement of Operations

For the Six Months Ended June 30, 2018

(Unaudited)

Investment Income:
Interest	$120,178
Dividends	672

Total Investment Income	120,850

Expenses:
Manager fees	160,361
Administration fees	25,271
Custodian fees	1,320
Administrative and compliance services fees	2,079
Transfer agent fees	2,301
Trustee fees	6,793
Professional fees	5,963
Shareholder reports	3,798
Other expenses	1,114

Total expenses	209,000

Net Investment Income/(Loss)	(88,150)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	701,342
Net realized gains/(losses) on futures contracts	130,585
Change in net unrealized appreciation/depreciation on affiliated transactions	(791,082)
Change in net unrealized appreciation/depreciation on futures contracts	(201,582)

Net Realized/Unrealized Gains/(Losses) on Investments	(160,737)

Change in Net Assets Resulting From Operations	$(248,887)

See accompanying notes to the financial statements.

3

AZL MVP Balanced Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(88,150)	$2,278,329
Net realized gains/(losses) on investment transactions	831,927	7,645,879
Change in unrealized appreciation/depreciation on investments	(992,664)	24,224,785

Change in net assets resulting from operations	(248,887)	34,148,993

Distributions to Shareholders:
From net investment income	—	(5,886,420)
From net realized gains	—	(11,984,093)

Change in net assets resulting from distributions to shareholders	—	(17,870,513)

Capital Transactions:
Proceeds from shares issued	13,516,448	21,993,018
Proceeds from dividends reinvested	—	17,870,513
Value of shares redeemed	(13,185,727)	(46,656,347)

Change in net assets resulting from capital transactions	330,721	(6,792,816)

Change in net assets	81,834	9,485,664
Net Assets:
Beginning of period	322,230,630	312,744,966

End of period	$322,312,464	$322,230,630

Accumulated net investment income/(loss)	$2,527,549	$2,615,699

Share Transactions:
Shares issued	1,005,500	1,662,006
Dividends reinvested	—	1,378,898
Shares redeemed	(989,639)	(3,503,941)

Change in shares	15,861	(463,037)

See accompanying notes to the financial statements.

4

AZL MVP Balanced Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$13.38		$12.74	$12.30	$12.56	$12.03	$10.69

Investment Activities:
Net Investment Income/(Loss)	—	(a)	0.11	0.17	0.22	0.08	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	(0.01)		1.32	0.64	(0.25)	0.65	1.24

Total from Investment Activities	(0.01)		1.43	0.81	(0.03)	0.73	1.34

Dividends to Shareholders From:
Net Investment Income	—		(0.26)	(0.28)	(0.10)	(0.12)	—
Net Realized Gains	—		(0.53)	(0.09)	(0.13)	(0.08)	— (a)

Total Dividends	—		(0.79)	(0.37)	(0.23)	(0.20)	— (a)

Net Asset Value, End of Period	$13.37		$13.38	$12.74	$12.30	$12.56	$12.03

Total Return(b)	(0.07	)%(c)	11.40%	6.61%	(0.22)%	6.09%	12.56%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$322,312		$322,231	$312,745	$255,129	$208,618	$155,547
Net Investment Income/(Loss)(d)	(0.05)%		0.72%	1.69%	2.08%	0.97%	1.09%
Expenses Before Reductions*(d)(e)	0.13%		0.13%	0.14%	0.14%	0.15%	0.17%
Expenses Net of Reductions*(d)	0.13%		0.13%	0.14%	0.14%	0.15%	0.17%
Portfolio Turnover Rate	3	%(c)	9%	11%	5%	6%	4%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Balanced Index Strategy Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2018, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the

6

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts was $16.0 million for the period ended June 30, 2018. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk
Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$157,247

Interest Rate Risk
Interest Rate Contracts		42,493		—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2018:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/ (Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk
Equity Contracts	Net Realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$413,421	$(287,266)

Interest Rate Risk
Interest Rate Contracts		(282,836)	85,684

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Balanced Index Strategy Fund	0.10%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2018, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2018, there were no voluntary waivers.

7

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2018, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2018 is as follows:

	Fair Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gains/(Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2018	Shares as of 6/30/2018
AZL Enhanced Bond Index Fund	$153,072,168	$8,370,517	$(4,097,111)	$(191,748)	$(2,650,892)	$154,502,934	14,453,034
AZL International Index Fund, Class 2	40,510,932	1,082,145	(864,903)	104,879	(1,216,284)	39,616,769	2,355,337
AZL Mid Cap Index Fund, Class 2	24,205,200	104,742	(871,203)	79,171	786,832	24,304,742	1,000,195
AZL S&P 500 Index Fund, Class 2	75,637,309	1,578,630	(3,679,736)	594,131	1,253,777	75,384,111	4,565,967
AZL Small Cap Stock Index Fund, Class 2	12,940,281	—	(1,001,829)	114,909	1,035,485	13,088,846	805,963

	$306,365,890	$11,136,034	$(10,514,782)	$701,342	$(791,082)	$306,897,402	23,180,496

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $1,556 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

8

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

For the period ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017.

The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$306,897,402	$—	$306,897,402

Total Investment Securities	306,897,402	—	306,897,402

Other Financial Instruments:*
Futures Contracts	(114,754)	—	(114,754)

Total Investments	$306,782,648	$—	$306,782,648

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Balanced Index Strategy Fund	$11,136,034	$10,514,782

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $274,822,025. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$35,232,155
Unrealized (depreciation)	(3,156,778)

Net unrealized appreciation/(depreciation)	$32,075,377

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Balanced Index Strategy Fund	$6,083,704	$11,786,809	$17,870,513

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

9

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Balanced Index Strategy Fund	$3,233,531	$7,042,296	$—	$32,895,034	$43,170,861

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and straddles.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2018, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 85% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

AZL® MVP BlackRock Global Strategy Plus Fund

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 18

Statement of Operations Page 18

Statements of Changes in Net Assets Page 19

Financial Highlights Page 20

Notes to the Financial Statements Page 21

Other Information Page 33

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP BlackRock Global Strategy Plus Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP BlackRock Global Strategy Plus Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL MVP BlackRock Global Strategy Plus Fund	$1,000.00	$986.50	$3.45	0.70%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL MVP BlackRock Global Strategy Plus Fund	$1,000.00	$1,021.32	$3.51	0.70%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Affiliated Investment Companies	45.1%
Common Stocks	29.2
U.S. Treasury Obligations	14.5
Foreign Bonds	3.2
Securities Held as Collateral for Securities on Loan	1.8
Exchange Traded Funds	1.3
Corporate Bonds	0.9
Yankee Dollars	0.6
Money Markets	0.5
Preferred Stocks	0.3
Convertible Preferred Stocks	0.2
Convertible Bonds	0.2
Bank Loans	0.1
Purchased Options	—	^
Rights	—	^
Warrants	—	^
Private Placements	—	^

Total Investment Securities	97.9
Net other assets (liabilities)	2.1

Net Assets	100.0%

^	Represents less than 0.05%

Investments	Percent of Net Assets
United States	80.7%
Japan	5.0
Germany	2.0
France	1.3
United Kingdom	1.3
Netherlands	0.8
Canada	0.8
India	0.7
Switzerland	0.7
China	0.7
All other countries	3.9

Total Investment Securities	97.9
Net other assets (liabilities)	2.1

Net Assets	100.0%

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (29.2%):
Aerospace & Defense (0.5%):
324	Boeing Co. (The)(a)	$108,705
434	Dassault Aviation SA(a)	825,771
169	General Dynamics Corp.(a)	31,503
12	Lockheed Martin Corp.(a)	3,545
448	Northrop Grumman Corp.(a)	137,850
677	Raytheon Co.(a)	130,783
21,360	Safran SA(a)	2,590,921

		3,829,078

Air Freight & Logistics (0.0%):
194	Deutsche Post AG(a)	6,334

Airlines (0.5%):
71,722	Azul SA, ADR*^(a)	1,173,371
659	Delta Air Lines, Inc.(a)	32,647
49,900	Japan Airlines Co., Ltd.(a)	1,768,559
1,022	Turk Hava Yollari Anonim Ortakligi*(a)	3,011
24,893	United Continental Holdings, Inc.*(a)	1,735,789

		4,713,377

Auto Components (0.6%):
8,900	Aisin Sieki Co., Ltd.(a)	405,228
27,600	Bridgestone Corp.(a)	1,078,519
51,683	Cheng Shin Rubber Industry Co., Ltd.(a)	77,690
30	Compagnie Generale des Establissements Michelin SCA, Class B(a)	3,648
21,400	Denso Corp.(a)	1,041,175
2,400	Exedy Corp.(a)	74,243
3	Hyundai Mobis Co., Ltd.(a)	570
8,400	Koito Manufacturing Co., Ltd.(a)	554,240
315	Lear Corp.(a)	58,530
2,400	Stanley Electric Co., Ltd.(a)	81,626
20,700	Toyota Industries Corp.(a)	1,158,941

		4,534,410

Automobiles (0.6%):
4,500	Baic Motor Corp., Ltd.(a)	4,284
4,000	Dongfeng Motor Corp., Series H(a)	4,224
166	Ford Motor Co.(a)	1,838
64,400	Fuji Heavy Industries, Ltd.(a)	1,873,833
146	General Motors Co.(a)	5,752
2,800	Guangzhou Automobile Group Co., Ltd.(a)	2,718
3,269	Hero MotoCorp, Ltd.(a)	165,642
4,184	Maruti Suzuki India, Ltd.(a)	538,611
36,000	Suzuki Motor Corp.(a)	1,985,592
87	Tata Motors, Ltd.*(a)	341

		4,582,835

Banks (1.9%):
35,323	ABN AMRO Group NV^(a)	914,129
8,000	Agricultural Bank of China, Ltd.(a)	3,716
540	Banco Bilbao Vizcaya Argentaria SA(a)	3,814
476	Banco do Brasil SA(a)	3,495
246	Banco Santander Brasil SA(a)	1,857
120,765	Bank of America Corp.(a)	3,404,366
7,000	Bank of China, Ltd.(a)	3,449

Shares		Fair Value
Common Stocks, continued
Banks, continued
67	Bank of Nova Scotia(a)	$3,794
487	Barclays plc(a)	1,214
8	BB&T Corp.(a)	404
122	BNP Paribas SA(a)	7,561
8,000	China Construction Bank(a)	7,336
1,000	Chinatrust Financial Holding Co., Ltd.(a)	720
30,936	Citigroup, Inc.(a)	2,070,238
199	Credit Agricole SA(a)	2,653
1,475	Criteria Caixacorp SA(a)	6,371
162	Danske Bank A/S(a)	5,064
140	DnB NOR ASA(a)	2,732
21,201	Fifth Third Bancorp(a)	608,469
441	Grupo Financiero Banorte SAB de C.V.(a)	2,594
107	Hana Financial Holdings Group, Inc.(a)	4,109
187,796	HSBC Holdings plc(a)	1,760,578
8,000	Industrial & Commercial Bank of China(a)	5,943
296	Industrial Bank of Korea (IBK)(a)	4,086
108,484	ING Groep NV(a)	1,556,548
604	Intesa Sanpaolo SpA(a)	1,748
9,621	JPMorgan Chase & Co.(a)	1,002,508
46,416	Kotak Mahindra Bank, Ltd.(a)	908,495
14,698	Lloyds Banking Group plc(a)	12,225
14	M&T Bank Corp.(a)	2,382
800	Mitsubishi UFJ Financial Group, Inc.(a)	4,538
1,000	Resona Holdings, Inc.(a)	5,344
202	Royal Bank of Canada(a)	15,212
11	Shinhan Financial Group Co., Ltd.(a)	426
674	Skandinaviska Enskilda Banken AB, Class A(a)	6,401
123	Societe Generale(a)	5,179
93,399	State Bank of India*(a)	353,152
21,911	SunTrust Banks, Inc.(a)	1,446,564
2,000	Taiwan Cooperative Financial Holding Co., Ltd.(a)	1,170
65	Toronto-Dominion Bank (The)(a)	3,763
233	Unicredit SpA(a)	3,875
18,701	Wells Fargo & Co.(a)	1,036,783
154	Woori Bank(a)	2,250
87,348	Yes Bank, Ltd.(a)	432,571

		15,629,826

Beverages (0.2%):
16,572	Anheuser-Busch InBev NV(a)	1,671,633
24	Carlsberg A/S, Class B(a)	2,826
139	Coca-Cola Co. (The)(a)	6,097
351	Constellation Brands, Inc., Class C(a)	76,823
59	Diageo plc(a)	2,117
100	Kirin Holdings Co., Ltd.(a)	2,673
1,467	PepsiCo, Inc.(a)	159,712

		1,921,881

Biotechnology (0.4%):
829	AbbVie, Inc.(a)	76,807
483	Amgen, Inc.(a)	89,157
1,889	Biogen Idec, Inc.*(a)	548,263
70	Celgene Corp.*(a)	5,559

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
31,123	Gilead Sciences, Inc.(a)	$2,204,754
5,787	Tesaro, Inc.*^(a)	257,348

		3,181,888

Building Products (0.1%):
255	Compagnie de Saint-Gobain SA(a)	11,371
5,300	Daikin Industries, Ltd.(a)	633,977
1,565	Fortune Brands Home & Security, Inc.^(a)	84,025
1,923	Masco Corp.(a)	71,959
5,000	Nichias Corp.(a)	62,559

		863,891

Capital Markets (0.9%):
321	Ameriprise Financial, Inc.(a)	44,901
631	Bank of New York Mellon Corp. (The)(a)	34,030
46,284	Charles Schwab Corp. (The)(a)	2,365,112
23	CME Group, Inc.(a)	3,770
37	Franklin Resources, Inc.^(a)	1,186
275	Goldman Sachs Group, Inc. (The)(a)	60,657
100	Hong Kong Exchanges & Clearing, Ltd.(a)	2,996
52,144	Morgan Stanley(a)	2,471,626
500	Nomura Holdings, Inc.(a)	2,421
338	State Street Corp.(a)	31,464
136,710	UBS Group AG(a)	2,104,143

		7,122,306

Chemicals (1.7%):
16,562	Air Products & Chemicals, Inc.(a)	2,579,200
50,400	Asahi Kasei Corp.(a)	639,799
45	BASF SE(a)	4,302
14,800	Daicel Chemical Industries, Ltd.(a)	163,586
56,043	DowDuPont, Inc.(a)	3,694,354
9	Evonik Industries AG(a)	308
37,000	Formosa Chemicals & Fibre Corp.(a)	147,302
38,000	Formosa Plastics Corp.(a)	140,127
5,200	Hitachi Chemical Co., Ltd.(a)	104,768
893	Huntsman Corp.(a)	26,076
46	Koninklijke DSM NV(a)	4,619
5,200	Kuraray Co., Ltd.(a)	71,536
582	LG Chem, Ltd.(a)	173,949
5	Lotte Chemical Corp.(a)	1,559
300	Mitsubishi Chemical Holdings Corp.(a)	2,508
48,000	Nan Ya Plastics Corp.(a)	137,161
27,500	Nitto Denko Corp.(a)	2,077,924
73,900	PTT Global Chemical Public Co., Ltd.(a)	162,680
18,500	Shin-Etsu Chemical Co., Ltd.(a)	1,641,354
5,000	Toagosei Co., Ltd.(a)	57,725
54,400	Toray Industries, Inc.(a)	428,288
27,300	Ube Industries, Ltd.(a)	708,956

		12,968,081

Commercial Services & Supplies (0.0%):
229	Country Garden Services Holdings Co., Ltd.*^(a)	294
10	Republic Services, Inc., Class A(a)	684
116	Waste Management, Inc.(a)	9,435

		10,413

Shares		Fair Value
Common Stocks, continued
Communications Equipment (0.0%):
407	Cisco Systems, Inc.(a)	$17,513
1,829	Nokia OYJ(a)	10,492

		28,005

Construction & Engineering (0.1%):
4,100	ComSys Holdings Corp.(a)	108,651
802	Eiffage SA(a)	87,174
12,100	Kinden Corp.(a)	197,557
2,000	Kyudenko Corp.(a)	96,494
5,000	Maeda Road Construction Co., Ltd.(a)	95,022
4,700	Nippo Corp.(a)	85,597
4,400	Okumura Corp.(a)	143,485
100	TAISEI Corp.(a)	5,510
22,000	Toda Corp.(a)	191,269

		1,010,759

Construction Materials (0.0%):
14,836	Cemex SAB de C.V.*(a)	9,766
2,000	China National Buildings Material Co., Ltd.(a)	1,970
11,000	Siam Cement PCL(a)	136,755

		148,491

Consumer Finance (0.0%):
1,079	Ally Financial, Inc.(a)	28,345
4	American Express Co.(a)	392
562	Capital One Financial Corp.(a)	51,648
848	Discover Financial Services(a)	59,708

		140,093

Containers & Packaging (0.0%):
776	Crown Holdings, Inc.*(a)	34,734
769	International Paper Co.(a)	40,050
499	Packaging Corp. of America(a)	55,782

		130,566

Distributors (0.0%):
3,400	Canon Marketing Japan, Inc.(a)	70,780

Diversified Consumer Services (0.0%):
77	New Oriental Education & Technology Group, Inc., ADR(a)	7,289

Diversified Financial Services (0.0%):
1,028	AMP, Ltd.(a)	2,706
968	Berkshire Hathaway, Inc., Class B*(a)	180,677
101,000	Fubon Financial Holdings Co., Ltd.(a)	169,158

		352,541

Diversified Telecommunication Services (0.5%):
221	AT&T, Inc.(a)	7,096
49,535	Cellnex Telecom SAU(a)	1,246,390
8,000	China Communications Services Corp., Ltd.(a)	5,063
218,000	Chunghwa Telecom Co., Ltd.(a)	786,358
11,851	El Towers SpA(a)	654,563
80,000	HKT Trust & HKT, Ltd.(a)	102,010
2,800	Nippon Telegraph & Telephone Corp.(a)	127,248
63,500	Singapore Telecommunications, Ltd.(a)	143,381
31,368	Telecom Italia SpA(a)	20,439

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
587,676	Telecom Italia SpA*(a)	$436,078
2,384	Verizon Communications, Inc.(a)	119,939

		3,648,565

Electric Utilities (0.4%):
200	Centrais Eletricas Brasileiras SA*(a)	708
7,494	CEZ(a)	177,854
14,000	CK Infrastructure Holdings, Ltd.(a)	103,631
16,500	CLP Holdings, Ltd.(a)	177,035
164,118	Enel SpA(a)	909,162
32	Entergy Corp.^(a)	2,585
12,500	Hongkong Electric Holdings, Ltd.(a)	87,383
100	Kansai Electric Power Co., Inc. (The)(a)	1,457
12,731	NextEra Energy, Inc.(a)	2,126,460
74	PG&E Corp.(a)	3,149
2,099	PGE SA*(a)	5,231
45	Scottish & Southern Energy plc(a)	804

		3,595,459

Electrical Equipment (0.3%):
15	Eaton Corp. plc(a)	1,121
17	Emerson Electric Co.(a)	1,175
16,000	GS Yuasa Corp.(a)	72,858
2,900	Mabuchi Motor Co., Ltd.(a)	137,789
144,400	Mitsubishi Electric Corp.(a)	1,918,878
148	Rockwell Automation, Inc.(a)	24,602

		2,156,423

Electronic Equipment, Instruments & Components (0.3%):
235	Corning, Inc.^(a)	6,465
2,000	Hitachi, Ltd.(a)	14,090
59,400	Hon Hai Precision Industry Co., Ltd.(a)	162,457
5,000	Japan Aviation Electronics Industry, Ltd.(a)	78,631
300	Keyence Corp.(a)	169,219
25	LG Display Co., Ltd.(a)	410
15,000	Murata Manufacturing Co., Ltd.(a)	2,518,552

		2,949,824

Energy Equipment & Services (0.1%):
102	Halliburton Co.(a)	4,596
595	Helmerich & Payne, Inc.^(a)	37,937
8,668	Schlumberger, Ltd.(a)	581,016

		623,549

Equity Real Estate Investment Trusts (0.2%):
621	American Tower Corp.(a)	89,529
75	Equity Residential Property Trust(a)	4,777
18,000	Link REIT (The)(a)	163,652
105	ProLogis, Inc.(a)	6,897
852	Stockland Trust Group(a)	2,511
5,923	Unibail-Rodamco-Westfield(a)	1,304,073
67	Vornado Realty Trust(a)	4,953
202	Weyerhaeuser Co.(a)	7,365

		1,583,757

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing (0.4%):
126	BIM Birlesik Magazalar AS(a)	$1,843
158	Costco Wholesale Corp.(a)	33,019
41,550	CVS Health Corp.(a)	2,673,742
3,909	Jeronimo Martins SGPS SA(a)	56,242
116	Koninklijke Ahold Delhaize NV(a)	2,775
1,400	Seven & I Holdings Co., Ltd.(a)	61,030
238	Sysco Corp.(a)	16,253
110	Walgreens Boots Alliance, Inc.(a)	6,602
2,797	Wal-Mart Stores, Inc.(a)	239,563
276	Wesfarmers, Ltd.(a)	10,120
350	Woolworths, Ltd.(a)	7,927

		3,109,116

Food Products (0.7%):
52,000	Ajinomoto Co., Inc.(a)	982,085
320	ConAgra Foods, Inc.^(a)	11,434
37,068	Danone SA(a)	2,717,118
118	General Mills, Inc.^(a)	5,223
1,913	JBS SA(a)	4,542
2,815	Mondelez International, Inc., Class A(a)	115,414
30,669	Nestle SA, Registered Shares(a)	2,375,256
257	Tiger Brands, Ltd.(a)	6,217
90,000	Uni-President Enterprises Corp.(a)	228,285
154,000	Want Want China Holdings, Ltd.(a)	136,061
7,500	WH Group, Ltd.(a)	6,064

		6,587,699

Gas Utilities (0.2%):
397	GAIL India, Ltd.(a)	1,973
51,600	Tokyo Gas Co., Ltd.(a)	1,369,439

		1,371,412

Health Care Equipment & Supplies (0.3%):
2,342	Baxter International, Inc.(a)	172,934
106	Boston Scientific Corp.*(a)	3,466
37	Danaher Corp.(a)	3,651
133	Edwards Lifesciences Corp.*(a)	19,361
24,800	HOYA Corp.(a)	1,408,670
13	Intuitive Surgical, Inc.*(a)	6,220
1,518	Medtronic plc(a)	129,956
100	Olympus Co., Ltd.(a)	3,736
83	Siemens Healthineers AG*(a)	3,426
883	Stryker Corp.(a)	149,103

		1,900,523

Health Care Providers & Services (1.6%):
17,432	Acadia Healthcare Co., Inc.*^(a)	713,143
464	Aetna, Inc.(a)	85,144
3,900	Alfresa Holdings Corp.(a)	91,592
8	AmerisourceBergen Corp.(a)	682
12,669	Anthem, Inc.(a)	3,015,602
32	Cardinal Health, Inc.(a)	1,563
64	Cigna Corp.(a)	10,877
137	Express Scripts Holding Co.*(a)	10,578
52	Fresenius Medical Care AG & Co., KGaA(a)	5,248

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
37,131	Fresenius SE & Co. KGaA(a)	$2,981,243
29,245	Hapvida Participacoes e Investimentos SA*(a)	223,017
18,123	HCA Holdings, Inc.(a)	1,859,420
15	Humana, Inc.(a)	4,464
229	McKesson Corp.(a)	30,549
4,500	Medipal Holdings Corp.(a)	90,416
40,827	NMC Health plc(a)	1,926,300
70,072	Notre Dame Intermedica Participacoes SA*(a)	391,499
582,322	PT Siloam International Hospital Tbk*(a)	212,397
41	Ramsay Health Care, Ltd.(a)	1,640
2,000	Suzuken Co., Ltd.(a)	84,627
30,082	Tenet Healthcare Corp.*(a)	1,009,853
967	UnitedHealth Group, Inc.(a)	237,244

		12,987,098

Health Care Technology (0.1%):
67,300	Ping An Healthcare and Technology Co., Ltd.*(a)	428,914

Hotels, Restaurants & Leisure (0.4%):
140	Carnival Corp., Class A(a)	8,023
7,996	Dave & Buster’s Entertainment, Inc.*^(a)	380,609
1,000	Galaxy Entertainment Group, Ltd.(a)	7,675
11,200	Genting Singapore, Ltd.(a)	10,062
22	Hilton Worldwide Holdings, Inc.(a)	1,742
150	Hyatt Hotels Corp., Class A(a)	11,573
180	Las Vegas Sands Corp.(a)	13,745
296	McDonald’s Corp.(a)	46,380
45,458	MGM Resorts International(a)	1,319,645
317	Royal Caribbean Cruises, Ltd.(a)	32,841
400	Sands China, Ltd.(a)	2,132
14,814	Sodexo SA^(a)	1,479,871
467	Wyndham Hotels & Resorts, Inc.(a)	27,474
662	Wyndham Worldwide Corp.(a)	29,307
50	Yum China Holdings, Inc.(a)	1,923
156	Yum! Brands, Inc.(a)	12,202

		3,385,204

Household Durables (0.2%):
2,800	Alpine Electronics, Inc.(a)	57,715
1,376	Berkeley Group Holdings plc (The)(a)	68,709
1,573	Coway Co., Ltd.(a)	122,205
9,094	Mohawk Industries, Inc.*(a)	1,948,571
300	Panasonic Corp.(a)	4,031
200	Sony Corp.(a)	10,263

		2,211,494

Household Products (0.3%):
1,548	Colgate-Palmolive Co.(a)	100,326
257	Essity AB, Class B(a)	6,341
335	Hindustan Unilever, Ltd.(a)	8,021
46	Kimberly-Clark Corp.^(a)	4,846
29,776	Procter & Gamble Co. (The)(a)	2,324,314
100	Unicharm Corp.(a)	3,010

		2,446,858

Shares		Fair Value
Common Stocks, continued
Independent Power & Renewable Electricity Producers (0.1%):
2,000	China Resources Power Holdings Co.(a)	$3,506
13,515	NextEra Energy Partners LP^(a)	630,745
8,233	Vistra Energy Corp.*(a)	194,793

		829,044

Industrial Conglomerates (0.5%):
1,000	Citic, Ltd.(a)	1,402
1,000	Fosun International, Ltd.(a)	1,868
48,461	General Electric Co.(a)	659,554
3,000	Jardine Matheson Holdings, Ltd.(a)	189,057
81,822	Koninklijke Philips Electronics NV(a)	3,467,854
1,000	Toshiba Corp.*(a)	3,003

		4,322,738

Insurance (0.5%):
64	Allstate Corp. (The)(a)	5,841
6	American International Group, Inc.(a)	318
24	Aon plc(a)	3,292
278	Aviva plc(a)	1,848
31,767	AXA SA(a)	778,204
91,000	Cathay Financial Holding Co., Ltd.(a)	160,440
6,959	Chubb, Ltd.(a)	883,932
2,186	Hartford Financial Services Group, Inc. (The)(a)	111,770
300	Japan Post Holdings Co., Ltd.(a)	3,285
1,727	Legal & General Group plc(a)	6,060
168	Manulife Financial Corp.(a)	3,019
12,850	Marsh & McLennan Cos., Inc.(a)	1,053,315
4,034	MetLife, Inc.(a)	175,882
100	MS&AD Insurance Group Holdings, Inc.(a)	3,107
9	Muenchener Rueckversicherungs-Gesellschaft AG(a)	1,907
7	Progressive Corp. (The)(a)	414
464	Prudential Financial, Inc.(a)	43,389
53	Prudential plc(a)	1,211
364	Reinsurance Group of America, Inc.(a)	48,587
14,300	Tokio Marine Holdings, Inc.(a)	669,692
1,229	Travelers Cos., Inc. (The)(a)	150,356

		4,105,869

Internet & Direct Marketing Retail (0.6%):
2,649	Amazon.com, Inc.*(a)(b)	4,502,770
3	Booking Holdings, Inc.*(a)	6,081
121	Expedia, Inc.^(a)	14,543
700	Rakuten, Inc.(a)	4,727

		4,528,121

Internet Software & Services (2.5%):
12,151	Alibaba Group Holding, Ltd., ADR*^(a)	2,254,375
20	Alphabet, Inc., Class A*(a)	22,584
3,868	Alphabet, Inc., Class C*(a)	4,315,334
2	Autohome, Inc., ADR^(a)	202
62,580	Cloudera, Inc.*(a)	853,591
63,800	Dropbox, Inc.*(a)	2,021,283
503	eBay, Inc.*(a)	18,239
35,132	Facebook, Inc., Class A*(a)	6,826,851
5,547	Lookout, Inc.*(a)(c)	1,109

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
29	Momo, Inc., ADR*(a)	$1,262
96	SINA Corp.*(a)	8,130
48,400	Tencent Holdings, Ltd.(a)	2,410,292
660	VeriSign, Inc.*(a)	90,697

		18,823,949

IT Services (0.5%):
514	Accenture plc, Class C(a)	84,085
89	Alliance Data Systems Corp.(a)	20,755
16	Amadeus IT Holding SA(a)	1,261
1,070	Amdocs, Ltd.(a)	70,823
48	Automatic Data Processing, Inc.(a)	6,439
110	Cognizant Technology Solutions Corp., Class A^(a)	8,689
41	DXC Technology Co.(a)	3,305
9,108	FleetCor Technologies, Inc.*(a)	1,918,600
1,000	Fujitsu, Ltd.(a)	6,058
1,724	Global Payments, Inc.(a)	192,209
227	HCL Technologies, Ltd.(a)	3,062
19	Infosys, Ltd.(a)	365
9,472	International Business Machines Corp.(a)	1,323,238
1,146	MasterCard, Inc., Class A(a)	225,212
18	Paychex, Inc.^(a)	1,230
19	Perspecta, Inc.(a)	390
1,615	Visa, Inc., Class A(a)	213,907

		4,079,628

Life Sciences Tools & Services (0.0%):
62	Agilent Technologies, Inc.(a)	3,834
487	Thermo Fisher Scientific, Inc.(a)	100,877

		104,711

Machinery (0.1%):
206	Caterpillar, Inc.(a)	27,948
32	Cummins, Inc.(a)	4,256
19,463	Doosan Bobcat, Inc.(a)	558,424
4,582	GEA Group AG(a)	154,435
6,900	Hino Motors, Ltd.(a)	73,477
155	Illinois Tool Works, Inc.(a)	21,474
72	Ingersoll-Rand plc(a)	6,461
24	PACCAR, Inc.(a)	1,487
294	Sandvik AB(a)	5,212
726	Volvo AB, Class B(a)	11,569

		864,743

Media (1.4%):
9,918	Charter Communications, Inc., Class A*(a)	2,908,057
133,790	Comcast Corp., Class A(a)	4,389,650
3,483	DISH Network Corp., Class A*(a)	117,064
15,329	I-Cable Communications, Ltd.*(a)	240
2,520	Liberty Broadband Corp., Class A*^(a)	190,613
10,833	Liberty Broadband Corp., Class C*^(a)	820,275
24,465	Liberty Global plc, Class A*^(a)	673,766
9,038	Liberty SiriusXM Group, Class A*(a)	407,162
15,145	Liberty SiriusXM Group, Class C*(a)	686,977
9,000	Nippon Television Holdings, Inc.(a)	151,785

Shares		Fair Value
Common Stocks, continued
Media, continued
81,093	RAI Way SpA(a)	$379,690
3,100	Toho Co., Ltd.(a)	103,874
6,600	TV Asahi Holdings Corp.^(a)	144,607
309	Walt Disney Co. (The)(a)	32,386
51,957	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA(a)	284,595

		11,290,741

Metals & Mining (0.0%):
132	Anglo American plc^(a)	2,931
35	ArcelorMittal(a)	1,022
1,900	DOWA Mining Co.(a)	58,505
319	Eregli Demir ve Celik Fabrikalari T.A.S.(a)	708
154	Freeport-McMoRan Copper & Gold, Inc.(a)	2,658
314	Glencore International plc(a)	1,488
100	JFE Holdings, Inc.(a)	1,887
19	Kumba Iron Ore, Ltd.(a)	405
33	Newcrest Mining, Ltd.(a)	535
632	POSCO(a)	186,738
144	Rio Tinto plc(a)	7,940
76	Rio Tinto, Ltd.(a)	4,717
549	South32, Ltd.(a)	1,478
322	Teck Cominco, Ltd., Class B(a)	8,204
13,700	Tokyo Steel Manufacturing Co., Ltd.(a)	121,547
214	Vale SA(a)	2,727
450	Vedanta, Ltd.(a)	1,541
2,900	Yamato Kogyo Co., Ltd.(a)	87,586

		492,617

Multiline Retail (0.0%):
2,073	Dollar General Corp.(a)	204,398
531	Kohl’s Corp.^(a)	38,710
161	Target Corp.(a)	12,255

		255,363

Multi-Utilities (0.1%):
426	Engie Group(a)	6,519
7,284	Sempra Energy(a)	845,745

		852,264

Oil, Gas & Consumable Fuels (2.2%):
49,025	Anadarko Petroleum Corp.(a)	3,591,081
1,099	BP plc(a)	8,366
148	Canadian Natural Resources, Ltd.(a)	5,342
357	Chevron Corp.(a)	45,136
6,000	CNOOC, Ltd.(a)	10,280
32,030	Coal India, Ltd.(a)	123,518
224	ConocoPhillips Co.(a)	15,595
17,329	Enbridge, Inc.(a)	619,599
114,340	EnCana Corp.^(a)	1,492,137
242	ENI SpA(a)	4,493
10,489	Exxon Mobil Corp.(a)	867,755
941	Fieldwood Energy LLC*(a)(c)	34,347
3,485	Fieldwood Energy LLC*(a)(c)	127,203
26,000	Formosa Petrochemical Corp.(a)	104,281

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
2,045	Hindustan Petroleum Corp., Ltd.(a)	$7,734
395	Husky Energy, Inc.(a)	6,157
72	Imperial Oil, Ltd.(a)	2,394
1,115	Indian Oil Corp., Ltd.(a)	2,537
200	INPEX Corp.(a)	2,067
299	Kinder Morgan, Inc.(a)	5,283
1,398	Marathon Petroleum Corp.(a)	98,084
50	Occidental Petroleum Corp.(a)	4,184
42,815	Oil & Natural Gas Corp., Ltd.(a)	98,778
100	Petroleo Brasileiro SA(a)	501
1,049	Petroleo Brasileiro SA*(a)	4,648
587	Phillips 66(a)	65,926
2,826	Pioneer Natural Resources Co.(a)	534,792
145	Polski Koncern Naftowy Orlen SA(a)	3,252
133,813	Reliance Industries, Ltd.(a)	1,897,532
217	Repsol SA(a)	4,237
58,001	Royal Dutch Shell plc, Class A(a)	2,012,476
23,496	Royal Dutch Shell plc, Class A, ADR(a)	1,626,628
170	Royal Dutch Shell plc, Class A(a)	5,890
429	Royal Dutch Shell plc, Class B(a)	15,342
15	SK Energy Co., Ltd.(a)	2,716
13,649	Snam SpA(a)	56,855
165	Suncor Energy, Inc.(a)	6,715
39,600	Thai Oil Public Co., Ltd.(a)	92,857
48	Total SA(a)	2,919
650	Total SA, ADR(a)	39,364
15,189	TransCanada Corp.(a)	657,246
1,092	Valero Energy Corp.(a)	121,026
128,075	Williams Cos., Inc. (The)(a)	3,472,113

		17,899,386

Paper & Forest Products (0.0%):
100	Suzano Papel e Celulose SA(a)	1,154

Personal Products (0.1%):
18,645	Edgewell Personal Care Co.*^(a)	940,826
2	L’Oreal SA(a)	493
108	Unilever NV(a)	6,020
74	Unilever plc(a)	4,093

		951,432

Pharmaceuticals (1.2%):
47	Allergan plc(a)	7,836
108,900	Astellas Pharma, Inc.(a)	1,659,275
232	Aurobindo Pharma, Ltd.(a)	2,056
26,556	Bayer AG, Registered Shares(a)	2,925,612
196	Bristol-Myers Squibb Co.(a)	10,847
526	GlaxoSmithKline plc(a)	10,611
1,829	Gw Pharmaceuticals, ADR*(a)	255,218
14,516	Johnson & Johnson Co.(a)	1,761,371
2,106	Merck & Co., Inc.(a)	127,834
200	Mitsubishi Tanabe Pharma Corp.(a)	3,454
74	Novartis AG, Registered Shares(a)	5,607
11	Novo Nordisk A/S, Class B(a)	508

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
1,600	Otsuka Holdings Co., Ltd.(a)	$77,492
79,514	Pfizer, Inc.(a)	2,884,768
82	Roche Holding AG(a)	18,254
116	Sanofi-Aventis SA(a)	9,288
200	Shionogi & Co., Ltd.(a)	10,265
100	Takeda Pharmacuetical Co., Ltd.(a)	4,224

		9,774,520

Professional Services (0.0%):
29	Experian plc(a)	717
24	Reed Elsevier plc(a)	514
1	SGS SA, Registered Shares(a)	2,665

		3,896

Real Estate Management & Development (0.6%):
290,500	CapitaLand, Ltd.(a)	672,689
1,000	Country Garden Holdings Co., Ltd.(a)	1,745
200	Daiwa House Industry Co., Ltd.(a)	6,811
54,000	Hang Lung Properties, Ltd.(a)	110,907
56,000	Sino Land Co., Ltd.(a)	90,829
115,666	Sun Hung Kai Properties, Ltd.(a)	1,735,452
12,500	Swire Pacific, Ltd., Class A(a)	132,078
26,579	The St. Joe Co.*^(a)	477,093
23,000	Wharf Holdings, Ltd. (The)(a)	73,673
18,000	Wharf Real Estate Investment Co., Ltd.(a)	127,826

		3,429,103

Road & Rail (0.3%):
63,800	ComfortDelGro Corp., Ltd.(a)	109,905
289	CSX Corp.(a)	18,432
21,900	East Japan Railway Co.(a)	2,097,712
100	Kintetsu Corp.(a)	4,080
16	Norfolk Southern Corp.(a)	2,414
5,300	Seino Holdings Co., Ltd.(a)	93,842
32	Union Pacific Corp.^(a)	4,534

		2,330,919

Semiconductors & Semiconductor Equipment (0.5%):
135	Applied Materials, Inc.(a)	6,236
6	Broadcom, Inc.(a)	1,456
1,649	Intel Corp.(a)	81,971
554	KLA-Tencor Corp.(a)	56,802
40	Lam Research Corp.(a)	6,914
824	Micron Technology, Inc.*(a)	43,211
1,000	Nanya Technology Corp.(a)	2,723
24	NVIDIA Corp.(a)	5,686
46,463	QUALCOMM, Inc.(a)	2,607,503
11,200	ROHM Co., Ltd.(a)	938,074
72	SK Hynix, Inc.(a)	5,520
24,000	Taiwan Semiconductor Manufacturing Co., Ltd.(a)	170,788
84	Texas Instruments, Inc.(a)	9,261

		3,936,145

Software (1.6%):
21	Activision Blizzard, Inc.(a)	1,603
460	Adobe Systems, Inc.*(a)	112,153

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
158	CA, Inc.(a)	$5,633
43	Check Point Software Technologies, Ltd.*(a)	4,200
82	Dell Technologies, Inc., Class V*(a)	6,936
9,631	Domo, Inc.*(a)	249,780
17,481	Domo, Inc., Class B*(a)	477,231
543	Electronic Arts, Inc.*(a)	76,574
465	Intuit, Inc.(a)	95,002
73,883	Microsoft Corp.(a)	7,285,602
3,081	Oracle Corp.(a)	135,749
100	Oracle Corp.(a)	8,154
6	Red Hat, Inc.*(a)	806
125	SAP AG(a)	14,440
53,836	Snap, Inc., Class A*^(a)	704,713
78	Symantec Corp.(a)	1,611
68,532	Uber Technologies, Inc.*(a)(c)	2,741,280
73	VMware, Inc., Class A*^(a)	10,729
149,952	Zynga, Inc.*(a)	610,305

		12,542,501

Specialty Retail (0.2%):
5	AutoZone, Inc.*^(a)	3,355
586	Home Depot, Inc. (The)(a)	114,329
2,130	Lowe’s Cos., Inc.(a)	203,564
3,757	O’Reilly Automotive, Inc.*(a)	1,027,801
470	Ross Stores, Inc.(a)	39,833
700	Shimamura Co., Ltd.(a)	61,619

		1,450,501

Technology Hardware, Storage & Peripherals (1.4%):
45,494	Apple, Inc.(a)	8,421,394
391	Hewlett Packard Enterprise Co.(a)	5,713
523	HP, Inc.(a)	11,867
44,967	Pure Storage, Inc., Class A*^(a)	1,073,812
21,943	Samsung Electronics Co., Ltd.(a)	916,332
5,719	Western Digital Corp.^(a)	442,708

		10,871,826

Textiles, Apparel & Luxury Goods (0.2%):
25	Adidas AG(a)	5,459
18	Compagnie Financiere Richemont SA(a)	1,526
17,312	Luxottica Group SpA(a)	1,116,166
21	Nike, Inc., Class C(a)	1,673
239	PVH Corp.(a)	35,783
1	Swatch Group AG (The), Class B(a)	475
87	Swatch Group AG (The), Registered Shares(a)	7,536
78	Titan Co., Ltd.(a)	999
134	VF Corp.(a)	10,924

		1,180,541

Thrifts & Mortgage Finance (0.2%):
43,394	Housing Development Finance Corp., Ltd.(a)	1,207,917

Tobacco (0.3%):
28,919	Altria Group, Inc.(a)	1,642,310
121	Imperial Tobacco Group plc, Class A(a)	4,505
8,835	KT&G Corp.(a)	847,307

Shares		Fair Value
Common Stocks, continued
Tobacco, continued
115	Philip Morris International, Inc.(a)	$9,285

		2,503,407

Trading Companies & Distributors (0.0%):
433	United Rentals, Inc.*(a)	63,919

Transportation Infrastructure (0.0%):
68	Aena SA(a)	12,334
24	Atlantia SpA(a)	709
6,000	Beijing Capital International Airport Co., Ltd.(a)	6,310
3,600	Kamigumi Co., Ltd.(a)	74,640
26,100	Malaysia Airports Holdings Berhad(a)	56,887
4,000	Zhejiang Expressway Co., Ltd.(a)	3,564

		154,444

Wireless Telecommunication Services (0.6%):
35,100	Advanced Information Service plc(a)	196,102
1,000	China Mobile, Ltd.(a)	8,870
133,000	Far EasTone Telecommunications Co., Ltd.(a)	343,711
88,100	Intouch Holdings Public Co., Ltd.(a)	141,582
5,400	KDDI Corp.(a)	147,659
161	MTN Group, Ltd.(a)	1,266
638	SK Telecom Co., Ltd.(a)	133,609
112,000	Taiwan Mobile Co., Ltd.(a)	405,940
1,080,171	Vodafone Group plc(a)	2,616,959
19,338	Vodafone Group plc, ADR^(a)	470,107

		4,465,805

Total Common Stocks (Cost $200,099,241)		233,555,943

Preferred Stocks (0.3%):
Banks (0.1%):
13,274	Citigroup Capital XIII, Series A, 4.72%^(a)	359,725
84,000	USB Capital IX, 3.50%(US0003M+102bps)(a)	76,125

		435,850

Consumer Finance (0.0%):
14,582	GMAC Capital Trust I, Series 2, 1.90%(a)	383,507

Health Care Providers & Services (0.0%):
143,925	Grand Rounds, Inc., Series C*(a)(c)	361,252

Internet Software & Services (0.1%):
63,925	Project Lighthouse, Series F*(a)(c)	533,774

Software (0.1%):
116,157	Palantir Technologies, Inc., Series I*(a)(c)	671,387

Technology Hardware, Storage & Peripherals (0.0%):
150	Samsung Electronics Co., Ltd., 2.46%(a)	5,059

Total Preferred Stocks (Cost $2,575,576)		2,390,829

Warrant (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd.(a)	—

Total Warrant (Cost $—)		—

Convertible Preferred Stocks (0.2%):
Banks (0.0%):
125	Wells Fargo & Co., Series L, Class A, 7.50%(a)	157,433

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Preferred Stocks, continued
Equity Real Estate Investment Trusts (0.0%):
5,481	Welltower, Inc., Series I, 6.50%^(a)	$325,845

Wireless Telecommunication Services (0.2%):
5,747	Mandatory Exchange Trust, 5.75%(a)(d)	1,199,003

Total Convertible Preferred Stocks (Cost $957,313)		1,682,281

Rights (0.0%):
Banks (0.0%):
604	Intesa Sanpaolo SpA, Expires on 12/31/49*(a)	—

Oil, Gas & Consumable Fuels (0.0%):
217	Repsol SA, Expires on 7/09/18*^(a)	123

Total Rights (Cost $—)		123

Private Placements (0.0%):
Household Durables (0.0%):
$3,065,000	AliphCom, Inc., 12.00%, 4/1/20(a)(c)(e)	—
23,389	Jawbone, 0.00%*(a)(c)	—

		—

Oil, Gas & Consumable Fuels (0.0%):
268,000	AliphCom, Inc., 12.00%, 4/1/20(a)(c)(e)	—

Total Private Placements (Cost $3,333,000)		—

Convertible Bonds (0.2%):
Food Products (0.0%):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(a)(e)(f)	—

Oil, Gas & Consumable Fuels (0.1%):
631,620	Dana Gas Sukuk, Ltd., 7.00%, 10/31/18(a)(e)	571,616

Pharmaceuticals (0.1%):
600,000	Bayer Capital Corp. BV, 5.63%, 11/22/19+(a)(d)	749,667

Real Estate Management & Development (0.0%):
250,000	CapitaLand, Ltd., 1.95%, 10/17/23+(a)(d)	181,921

Total Convertible Bonds (Cost $1,852,142)		1,503,204

Bank Loans (0.1%):
Hotels, Restaurants & Leisure (0.1%):
453,711	Hilton Worldwide Finance LLC, 3.33%, 10/25/20(a)	453,520

Oil, Gas & Consumable Fuels (0.0%):
111,961	Fieldwood Energy LLC, 0.00%, 4/11/22(a)	112,017
151,147	Fieldwood Energy LLC, 0.00%, 4/11/23(a)	145,983

		258,000

Total Bank Loans (Cost $706,386)		711,520

Corporate Bonds (0.9%):
Banks (0.3%):
124,000	Bank of America Corp., Series G, 2.37% (US0003M+66 bps), 7/21/21, Callable 7/21/20 @ 100(a)	121,556
162,000	Bank of America Corp., 4.00%, 1/22/25, MTN(a)	159,919
276,000	Citigroup, Inc., 2.45%, 1/10/20, Callable 12/10/19 @ 100^(a)	272,900
646,000	Citigroup, Inc., Series O, 5.87% (US0003M+406 bps), 12/29/49, Callable 3/27/20 @ 100(a)	661,731
260,000	Citigroup, Inc., Series Q, 5.95% (US0003M+410 bps), 12/29/49, Callable 8/15/20 @ 100^(a)	267,800

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$85,000	Santander Holdings USA, Inc., 3.70%, 3/28/22, Callable 2/28/22 @ 100(a)	$83,749

		1,567,655

Beverages (0.1%):
175,000	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 1/12/24, Callable 12/12/23 @ 100(a)	173,919
285,000	Anheuser-Busch InBev Worldwide, Inc., 4.00%, 4/13/28, Callable 1/13/28 @ 100^(a)	284,338

		458,257

Biotechnology (0.0%):
270,000	AbbVie, Inc., 2.90%, 11/6/22(a)	262,000
54,000	Amgen, Inc., 1.85%, 8/19/21, Callable 7/19/21 @ 100(a)	51,721

		313,721

Capital Markets (0.1%):
303,000	Goldman Sachs Group, Inc. (The), Series M, 5.38% (US0003M+392 bps), 12/31/49, Callable 5/10/20 @ 100(a)	308,302
228,000	Morgan Stanley, Series H, 5.45% (US0003M+361 bps), 7/29/49, Callable 7/15/19 @ 100(a)	230,994

		539,296

Chemicals (0.0%):
54,000	Sherwin-Williams, 2.25%, 5/15/20(a)	53,103

Communications Equipment (0.0%):
53,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21(a)	56,379

Consumer Finance (0.1%):
191,000	Ally Financial, Inc., 3.50%, 1/27/19^(a)	190,761
200,000	American Express Co., Series C, 4.90% (US0003M+329 bps), 12/29/49, Callable 3/15/20 @ 100^(a)	200,600
125,000	General Motors Financial Co., Inc., 3.45%, 4/10/22, Callable 2/10/22 @ 100(a)	122,828
87,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100(a)	86,910

		601,099

Food & Staples Retailing (0.1%):
1,125,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100(a)	1,119,295

Health Care Equipment & Supplies (0.1%):
135,000	Becton Dickinson & Co., 3.36%, 6/6/24, Callable 4/6/24 @ 100(a)	129,679
276,000	Becton, Dickinson & Co., 3.13%, 11/8/21(a)	271,996
228,000	Becton, Dickinson & Co., 2.89%, 6/6/22, Callable 5/6/22 @ 100(a)	220,529

		622,204

Insurance (0.0%):
173,000	Prudential Financial, Inc., 5.87% (US0003M+418 bps), 9/15/42, Callable 9/15/22 @ 100^(a)	182,731

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Insurance, continued
$115,000	Prudential Financial, Inc., 5.62% (US0003M+392 bps), 6/15/43, Callable 6/15/23 @ 100(a)	$118,594

		301,325

Internet Software & Services (0.0%):
159,000	eBay, Inc., 2.75%, 1/30/23, Callable 12/30/22 @ 100(a)	153,181

Media (0.0%):
200,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100(a)(d)	202,000

Personal Products (0.0%):
144,000	Edgewell Personal Care Co., 4.70%, 5/19/21^(a)	143,640
149,000	Edgewell Personal Care Co., 4.70%, 5/24/22^(a)	145,648

		289,288

Pharmaceuticals (0.0%):
149,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(a)(d)	154,162

Technology Hardware, Storage & Peripherals (0.1%):
498,000	Apple, Inc., 3.35%, 2/9/27, Callable 11/9/26 @ 100(a)	486,296
478,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100^(a)	461,018

		947,314

Total Corporate Bonds (Cost $7,440,343)		7,378,279

Foreign Bonds (3.2%):
Banks (0.1%):
330,000	Lloyds TSB Bank plc, Series E, 13.00%(GUKG5+1,340bps), 1/29/49, Callable 1/21/29 @ 126+(a)	768,281

Sovereign Bond (3.1%):
1,218,000	Australian Government, 3.00%, 3/21/47+(a)(d)	883,080
2,397,000	Brazil Nota do Tesouro Nacional, Series NTNF, 0.52%, 1/1/23+(a)(g)	604,300
1,778,707	Bundesrepub. Deutshland, 0.13%, 8/15/26+(a)(d)	2,055,456
5,571,000	Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/28+(a)(d)	6,623,087
3,894,000	Canadian Government, 0.50%, 8/1/18+(a)	2,960,714
957,000	Canadian Government, 0.75%, 3/1/21+(a)	704,889
267,600,000	Japan Treasury Discount Bill, 0.00%, 9/10/18+(a)	2,417,934
168,600,000	Japan Treasury Discount Bill, 0.00%, 10/1/18+(a)	1,528,366
273,450,000	Japan Treasury Discount Bill, Series 369, 0.10%, 10/15/18+(a)	2,471,820
27,409,300	Mexican Bonos Desarr, 8.50%, 12/13/18+(a)(h)	1,383,062
19,300,000	Mexican Bonos Desarr, Series M, 6.50%, 6/10/21+(a)(h)	941,015
310,000	Republic of Argentina, 3.38%, 1/15/23+(a)	327,600
100,000	Republic of Argentina, 5.25%, 1/15/28+(a)	99,839
690,083	Republic of Argentina, 7.82%, 12/31/33+(a)	802,043
27,103,100	United Mexican States, 6.50%, 6/9/22+(a)(h)	1,309,352

		25,112,557

Total Foreign Bonds (Cost $26,234,476)		25,880,838

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars (0.6%):
Banks (0.1%):
$614,000	HSBC Holdings plc, 6.38% (USISDA05+371 bps), 12/29/49, Callable 9/17/24 @ 100(a)	$607,363

Capital Markets (0.0%):
207,000	UBS Group AG, 4.13%, 9/24/25(a)(d)	205,553

Diversified Telecommunication Services (0.1%):
260,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21, Callable 8/3/18 @ 101.25^(a)	258,050
89,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 2/15/19 @ 104(a)(d)	93,450
289,000	Telecom Italia SpA, 5.30%, 5/30/24(a)(d)	285,026

		636,526

Food Products (0.0%):
408,000	Danone SA, 2.59%, 11/2/23, Callable 9/2/23 @ 100(a)(d)	384,253

Industrial Conglomerates (0.0%):
200,000	Odebrecht Finance, Ltd., 4.38%, 4/25/25(a)(d)	69,000

Multi-Utilities (0.0%):
178,000	Petroleos Mexicanos, 5.98% (US0003M+365 bps), 3/11/22^(a)	190,015

Paper & Forest Products (0.1%):
1,018,000	TFS Corp., Ltd., 8.75%, 8/1/23, Callable 8/1/19 @ 106.56(a)(e)	685,241

Pharmaceuticals (0.0%):
271,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100(a)	266,661

Road & Rail (0.0%):
519,907	Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 7/19/18 @ 100(a)(e)	12,998

Sovereign Bond (0.3%):
729,000	Republic of Argentina, 7.50%, 4/22/26(a)	672,503
527,000	Republic of Argentina, 6.88%, 1/26/27^(a)	463,760
905,000	Republic of Argentina, 5.88%, 1/11/28^(a)	735,312

		1,871,575

Total Yankee Dollars (Cost $6,125,937)		4,929,185

U.S. Treasury Obligations (14.5%):
U.S. Treasury Bills (5.5%)
14,000,000	1.00%, 7/5/18(a)	13,998,063
15,000,000	1.64%, 7/19/18(a)	14,987,693
14,000,000	1.60%, 7/26/18(a)	13,983,877

		42,969,633

U.S. Treasury Notes (9.0%)
1,000,000	1.25%, 12/15/18(i)	996,094
820,100	1.13%, 7/31/21(a)	783,644
9,694,100	2.63%, 2/28/23(a)	9,655,096
12,358,600	2.75%, 4/30/23(a)	12,370,669
9,723,100	2.75%, 5/31/23(a)	9,735,254
20,371,700	2.88%, 5/31/25(a)(b)	20,449,684
15,527,200	2.75%, 2/15/28(a)(b)	15,394,370

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$3,320,400	2.88%, 5/15/28(a)	$3,327,015

		72,711,826

Total U.S. Treasury Obligations (Cost $115,423,869)		115,681,459

Purchased Options (0.0%):
Total Purchased Options (Cost $1,294,158)		930,028

Purchased Swaptions (0.0%):
Total Purchased Swaptions (Cost $91,520)		54

Purchased Interest Rate Cap (0.0%):
Total Purchased Interest Rate Cap (Cost $25,545)		36

Exchange Traded Funds (1.3%):
191,469	iShares Gold Trust(i)	2,301,457
68,336	SPDR Gold Trust(i)	8,108,067

Total Exchange Traded Funds (Cost $10,595,632)		10,409,524

Securities Held as Collateral for Securities on Loan (1.8%):
14,188,875	AZL MVP BlackRock Global Strategy Plus Fund Securities Lending Collateral Account(j)	14,188,875

Total Securities Held as Collateral for Securities on Loan (Cost $14,188,875)		14,188,875

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Affiliated Investment Companies (45.1%):
$12,347,285	AZL MSCI Global Equity Index Fund	$139,030,432
20,710,403	AZL Enhanced Bond Index Fund	221,394,205

Total Affiliated Investment Companies (Cost $336,052,669)		360,424,637

Unaffiliated Investment Company (0.5%):
3,842,898	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.68%(i)(k)	3,842,898

Total Unaffiliated Investment Company (Cost $3,842,898)		3,842,898

Total Investment Securities (Cost $730,839,580) — 97.9%(l)		783,509,713
Net other assets (liabilities) — 2.1%		15,372,258

Net Assets — 100.0%		$798,881,971

Percentages indicated are based on net assets as of June 30, 2018.

ADR—American Depositary Receipt

GUKG5—UK Govt Bonds 5 Year Note Generic Bid Yield

MTN—Medium Term Note

SPDR—Standard & Poor’s Depository Receipts

US0003M—3 Month US Dollar LIBOR

USISDA05—5 Year ICE Swap Rate

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2018. The total value of securities on loan as of June 30, 2018, was $13,562,572.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).

(b)	All or a portion of this security has been pledged as collateral for open derivative positions.

(c)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2018. The total of all such securities represent 0.56% of the net assets of the fund.

(d)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(e)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2018, these securities represent 0.16% of the net assets of the fund.

(f)	Defaulted bond.

(g)	Principal amount is stated in 1,000 Brazilian Real Units.

(h)	Principal amount is stated in 100 Mexican Peso Units.

(i)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”).

(j)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2018.

(k)	The rate represents the effective yield at June 30, 2018.

(l)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2018:

Country	Percentage
Argentina	0.5%
Australia	0.2%
Belgium	0.2%
Bermuda	— %^
Brazil	0.3%
Canada	0.9%
Cayman Islands	— %^
Chile	— %^
China	0.7%
Czech Republic	— %^
Denmark	— %^
European Community	(0.1)%
Finland	— %^
France	1.2%
Germany	1.9%
Guernsey	— %^
Hong Kong	0.4%
India	0.7%
Indonesia	— %^
Ireland (Republic of)	— %^
Israel	— %^
Italy	0.5%
Japan	5.2%

Country	Percentage
Jersey	0.1%
Liberia	— %^
Luxembourg	0.1%
Malaysia	— %^
Mexico	0.5%
Netherlands	0.7%
Norway	— %^
Panama	— %^
Poland	— %^
Portugal	— %^
Republic of Korea (South)	0.4%
Singapore	0.1%
South Africa	— %^
Spain	0.2%
Sweden	— %^
Switzerland	0.7%
Taiwan, Province Of China	0.4%
Thailand	0.1%
Turkey	— %^
United Arab Emirates	0.2%
United Kingdom	1.3%
United States	82.6%

100.0%

^	Represents less than 0.05%.

Securities Sold Short (-0.1%):(a)

At June 30, 2018, the Fund’s securities sold short were as follows:

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ (Depreciation)
Estee Lauder Co., Inc. (The)	$(304,579)	$(287,520)	$17,059
Lyondellbasell Industries NV	(689,214)	(694,691)	(5,477)
Pernod Ricard SA	(199,683)	(194,537)	5,146
Yaskawa Electric Corp.	(196,382)	(197,477)	(1,095)

	$(1,389,858)	$(1,374,225)	$15,633

Futures Contracts

Cash of $39,616,558 has been segregated to cover margin requirements for the following open contracts as of June 30, 2018:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 50 September Futures (Euro)(a)	9/21/18	3	$(118,791)	$2,857
NASDAQ 100 E-Mini September Futures (U.S. Dollar)(a)	9/21/18	24	(3,392,040)	55,791
Nikkei 225 Index September Futures (Japanese Yen)(a)	9/13/18	3	(301,152)	6,841
S&P 500 Index E-Mini September Futures (U.S. Dollar)(a)	9/21/18	6	(816,480)	18,302

				$83,791

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/21/18	146	$19,867,680	$(387,163)
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/19/18	165	19,830,938	105,790

				$(281,373)

Total Net Futures Contracts				$(197,582)

Option Contracts(a)

At June 30, 2018, the Fund’s over-the-counter options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount(b)	Fair Value
BP plc	UBS Warburg	Call	52.00	USD	6/21/19	34,666	$1,802,632	$43,151
Chevron Corp.	UBS Warburg	Call	125.00	USD	1/18/19	10,746	1,343,250	87,936
ConocoPhillips	UBS Warburg	Call	75.00	USD	6/21/19	18,108	1,358,100	89,764
EURO STOXX 50 Index	Deutsche Bank	Call	3426.55	EUR	9/21/18	106	363,214	9,476
EURO STOXX 50 Index	UBS Warburg	Call	134.92	EUR	6/18/21	6,489	875,496	26,709
EURO STOXX Bank Index	Societe Generale	Call	117.57	EUR	3/20/20	4,977	585,146	37,268
EURO STOXX Bank Index	Barclays Bank	Call	136.97	EUR	3/19/21	6,300	862,911	25,446
EURO STOXX Bank Index	Deutsche Bank	Call	136.56	EUR	4/16/21	5,988	817,721	25,248
EURO STOXX Bank Index	Citigroup	Call	131.88	EUR	6/17/22	8,162	1,076,405	26,807
Exxon Mobil Corp.	UBS Warburg	Call	95.00	USD	1/18/19	7,306	694,070	6,005
Occidental Petroleum Corp.	UBS Warburg	Call	75.00	USD	1/18/19	6,847	513,525	75,698
Occidental Petroleum Corp.	UBS Warburg	Call	92.50	USD	6/21/19	9,106	842,305	33,390
Royal Dutch Shell plc	UBS Warburg	Call	77.00	USD	6/21/19	19,788	1,523,676	33,796
Russell 2000 Index	Bank of America	Call	1700.00	USD	12/21/18	816	1,387,200	41,391
Russell 2000 Index	Bank of America	Call	1700.00	USD	3/15/19	1,085	1,844,500	76,161
Schlumberger, Ltd.	UBS Warburg	Call	90.00	USD	1/18/19	10,576	951,840	2,518
SPDR Gold Shares(c)	JPMorgan Chase	Call	129.00	USD	7/20/18	4,848	625,392	83
SPDR Gold Shares(c)	JPMorgan Chase	Call	130.00	USD	7/20/18	4,846	629,980	60
SPDR Gold Shares(c)	Societe Generale	Call	129.00	USD	8/17/18	16,232	2,093,928	2,037
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	4756.33	JPY	3/13/20	14,063	66,888,269	21,528
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	4816.24	JPY	9/11/20	11,381	54,813,627	18,686
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	4894.87	JPY	12/11/20	11,358	55,595,933	17,246
Suncor Energy Inc.	UBS Warburg	Call	45.00	USD	6/21/19	23,428	1,054,260	50,419
Tokyo Stock Exchange Price Index	Bank of America	Call	191.28	JPY	12/13/19	269,219	51,496,210	17,113
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	191.28	JPY	12/13/19	509,036	97,368,406	32,356
Tokyo Stock Exchange Price Index	BNP Paribas SA	Call	194.04	JPY	3/13/20	363,317	70,498,031	25,034
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	192.04	JPY	4/10/20	323,621	62,148,177	22,348
Total SA	UBS Warburg	Call	60.00	USD	1/18/19	23,303	1,398,180	82,151

Total (Cost $1,271,216)								$929,825

At June 30, 2018, the Fund’s over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount(b)	Fair Value
Apple, Inc.	Barclays Bank	Call	160.00	USD	1/18/19	2,690	$430,400	$(80,561)
BP plc	UBS Warburg	Call	59.00	USD	6/21/19	34,666	2,045,294	(14,373)
Charter Communications, Inc.	Citigroup	Call	305.00	USD	12/21/18	1,078	328,790	(25,747)
Charter Communications, Inc.	Citigroup	Call	315.00	USD	12/21/18	2,119	667,485	(42,236)
Comcast Corp.	Citigroup	Call	36.25	USD	1/18/19	11,466	415,643	(15,707)
ConocoPhillips	UBS Warburg	Call	85.00	USD	6/21/19	18,108	1,539,180	(39,990)
DowDuPont, Inc.	Barclays Bank	Call	70.00	USD	1/18/19	5,957	416,990	(17,650)
EURO STOXX 50 Index	Citigroup	Call	161.62	EUR	6/19/20	8,162	1,319,142	(5,838)
EURO STOXX Bank Index	Societe Generale	Call	159.00	EUR	3/20/20	4,977	791,343	(3,959)

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount(b)	Fair Value
Fifth Third Bancorp	Morgan Stanley	Call	34.00	USD	11/16/18	19,699	$669,766	$(5,463)
FleetCor Technologies, Inc.	Barclays Bank	Call	180.00	USD	1/18/19	1,321	237,780	(50,255)
Microsoft Corp.	Barclays Bank	Call	90.00	USD	1/18/19	4,767	429,030	(58,466)
Occidental Petroleum Corp.	UBS Warburg	Call	105.00	USD	6/21/19	9,106	956,130	(11,829)
Pioneer Natural Resources Co.	UBS Warburg	Call	165.00	USD	1/18/19	2,826	466,290	(97,126)
Royal Dutch Shell plc	UBS Warburg	Call	87.50	USD	6/21/19	19,788	1,731,450	(9,206)
Russell 2000 Index	Bank of America	Call	1875.00	USD	12/21/18	816	1,530,000	(5,196)
Russell 2000 Index	Bank of America	Call	1900.00	USD	3/15/19	1,085	2,061,500	(12,639)
SPDR Gold Shares(c)	Societe Generale	Call	142.00	USD	8/17/18	162	23,004	(187)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	5679.90	JPY	3/13/20	14,063	79,876,434	(6,332)
Suncor Energy Inc.	UBS Warburg	Call	50.00	USD	6/21/19	23,428	1,171,400	(23,409)
Tokyo Stock Exchange Price Index	Bank of America	Call	221.29	JPY	12/13/19	269,219	59,575,473	(6,416)
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	221.29	JPY	12/13/19	509,036	112,644,576	(12,133)
Tokyo Stock Exchange Price Index	BNP Paribas SA	Call	237.47	JPY	3/13/20	363,317	86,276,888	(7,404)
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	233.87	JPY	4/10/20	323,621	75,685,243	(7,046)
United Continental Holdings, Inc.	Deutsche Bank	Call	75.00	USD	1/18/19	3,469	260,175	(16,175)
EURO STOXX 50 Index	Citigroup	Put	106.02	EUR	6/19/20	5,441	576,855	(97,809)
EURO STOXX 50 Index	UBS Warburg	Put	106.38	EUR	6/18/21	4,268	454,030	(101,904)
EURO STOXX Bank Index	Societe Generale	Put	100.77	EUR	3/20/20	3,318	334,355	(39,787)
EURO STOXX Bank Index	Barclays Bank	Put	110.23	EUR	3/19/21	4,201	463,076	(100,733)
EURO STOXX Bank Index	Deutsche Bank	Put	99.04	EUR	4/16/21	1,996	197,684	(33,763)
EURO STOXX Bank Index	Deutsche Bank	Put	118.81	EUR	4/16/21	1,996	237,145	(62,267)
Exxon Mobil Corp.	UBS Warburg	Put	60.00	USD	1/18/19	7,306	438,360	(2,315)
Russell 2000 Index	Bank of America	Put	1600.00	USD	12/21/18	681	1,089,600	(39,298)
S&P 500 Index	Bank of America	Put	2600.00	USD	3/15/19	624	1,622,400	(60,383)
Schlumberger, Ltd.	UBS Warburg	Put	60.00	USD	1/18/19	10,576	634,560	(21,457)
SPDR Gold Shares(c)	Societe Generale	Put	119.00	USD	8/17/18	162	19,278	(26,900)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Put	3832.77	JPY	3/13/20	14,063	53,900,245	(37,460)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Put	3820.96	JPY	9/11/20	7,587	28,989,624	(25,450)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Put	3786.60	JPY	12/11/20	7,573	28,675,922	(27,822)
Tokyo Stock Exchange Price Index	Bank of America	Put	156.59	JPY	12/13/19	269,219	42,157,003	(28,683)
Tokyo Stock Exchange Price Index	Morgan Stanley	Put	156.59	JPY	12/13/19	509,036	79,709,947	(54,230)
Tokyo Stock Exchange Price Index	BNP Paribas SA	Put	155.80	JPY	3/13/20	363,317	56,604,789	(41,189)
Tokyo Stock Exchange Price Index	Morgan Stanley	Put	157.82	JPY	4/10/20	323,621	51,073,866	(43,006)

Total (Premiums $1,119,970)								$(1,419,799)

At June 30, 2018, the Fund’s exchange traded options purchased were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount(b)	Fair Value
SPDR Gold Shares(c)	Call	128.00	USD	7/20/18	81	$10,368	$203

Total (Cost $22,942)							$203

At June 30, 2018, the Fund’s open over-the-counter interest rate swaptions purchased were as follows:(a)

Description and terms of payments to be received from another party	Description and terms of payments to be paid to another party	Expiration Date	Counterparty	Notional Amount (Local)		Value	Unrealized Appreciation/ (Depreciation)
Fixed 2.42% Semi-annually	3-Month U.S. Dollar LIBOR BBA Quarterly	7/9/18	Goldman Sachs	1,077	USD	$54	$(91,466)

Total (Cost $91,520)						$54	$(91,466)

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

At June 30, 2018, the Fund’s open interest rate cap contracts purchased were as follows:

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount	Upfront Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
5Y – 30Y CMS Index Cap	0.60%	Goldman Sachs	11/6/18	$8,330,000	$25,545	$36	$(25,509)

					$25,545	$36	$(25,509)

Forward Currency Contracts(a)

At June 30, 2018, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
U.S. Dollar	1,765,583	Japanese Yen	192,015,999	Deutsche Bank	7/12/18	$29,588
U.S. Dollar	1,355,697	European Euro	1,145,000	UBS Warburg	7/12/18	17,478
U.S. Dollar	2,216,635	European Euro	1,872,000	Deutsche Bank	7/13/18	28,572
U.S. Dollar	1,046,755	Australian Dollar	1,351,000	Deutsche Bank	7/13/18	47,112
U.S. Dollar	1,767,233	Japanese Yen	192,001,000	BNP Paribas SA	7/19/18	30,537
U.S. Dollar	2,217,794	European Euro	1,872,000	Goldman Sachs	7/20/18	28,591
U.S. Dollar	687,863	Australian Dollar	904,000	Goldman Sachs	7/26/18	18,944
U.S. Dollar	2,294,173	European Euro	1,872,000	BNP Paribas SA	7/27/18	103,830
U.S. Dollar	2,295,980	European Euro	1,872,000	UBS Warburg	8/3/18	104,457
U.S. Dollar	441,827	European Euro	372,000	JPMorgan Chase	8/20/18	5,747
U.S. Dollar	1,004,000	Brazilian Real	3,878,854	BNP Paribas SA	9/6/18	10,149
U.S. Dollar	2,444,072	Japanese Yen	267,599,999	Barclays Bank	9/10/18	14,249
U.S. Dollar	1,531,810	Japanese Yen	168,600,000	Bank of America	10/1/18	(1,509)

						$437,745

Long Contracts:
Australian Dollar	1,351,000	U.S. Dollar	1,010,555	Deutsche Bank	7/13/18	$(10,912)
British Pound	761,000	U.S. Dollar	1,035,231	JPMorgan Chase	8/10/18	(29,192)
British Pound	760,000	U.S. Dollar	1,030,340	Barclays Bank	8/16/18	(25,349)
British Pound	789,000	U.S. Dollar	1,064,777	JPMorgan Chase	8/23/18	(21,107)
British Pound	1,324,000	U.S. Dollar	1,771,462	Deutsche Bank	9/14/18	(18,416)
British Pound	1,324,000	U.S. Dollar	1,766,912	Deutsche Bank	9/21/18	(13,336)
British Pound	1,324,000	U.S. Dollar	1,767,186	Goldman Sachs	9/28/18	(13,079)
British Pound	1,320,000	U.S. Dollar	1,762,861	JPMorgan Chase	10/5/18	(13,443)
European Euro	1,145,000	U.S. Dollar	1,421,392	UBS Warburg	7/12/18	(83,173)
European Euro	1,872,000	U.S. Dollar	2,342,209	Deutsche Bank	7/13/18	(154,146)
European Euro	1,872,000	U.S. Dollar	2,343,360	Goldman Sachs	7/20/18	(154,157)
European Euro	1,872,000	U.S. Dollar	2,345,185	BNP Paribas SA	7/27/18	(154,842)
European Euro	1,872,000	U.S. Dollar	2,346,135	UBS Warburg	8/3/18	(154,611)
European Euro	273,076	U.S. Dollar	323,601	JPMorgan Chase	8/20/18	(3,486)
Japanese Yen	192,016,000	U.S. Dollar	1,799,959	Deutsche Bank	7/12/18	(63,964)
Japanese Yen	192,001,000	U.S. Dollar	1,802,437	BNP Paribas SA	7/19/18	(65,742)
Norwegian Krone	6,357,000	U.S. Dollar	799,794	Morgan Stanley	7/27/18	(18,041)
Polish Zloty	3,525,000	U.S. Dollar	1,013,747	Goldman Sachs	8/2/18	(71,705)
South African Rand	16,642,363	U.S. Dollar	1,246,236	Barclays Bank	7/20/18	(35,453)
Swedish Krona	8,750,206	European Euro	847,000	Goldman Sachs	9/21/18	(11,726)
Swedish Krona	8,666,455	European Euro	839,000	Barclays Bank	9/28/18	(11,742)

						$(1,127,622)

Total Net Forward Currency Contracts						$(689,877)

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Swap Agreements

At June 30, 2018, the Fund’s open centrally cleared credit default swap agreements (buy protection) were as follows:(d)

Description	Clearing Agent	Payment Frequency	Implied Credit Spread at June 30, 2018(e)	Expiration Date	Notional Amount(f)	Fixed Rate	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America High Yield Index Swap Agreement with Series 29	Bank of America	Quarterly	3.42%	12/20/22	$187,682	5.00%	$(11,648)	$(13,520)	$1,872

							$(11,648)	$(13,520)	$1,872

At June 30, 2018, the Fund’s open over-the-counter currency swap agreements were as follows:(a)

Paid by the Fund		Received by the Fund		Notional Amount		Counterparty	Upfront Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
Rate	Frequency	Rate	Frequency
0.10% JPY	Semi-annually	2.01%	Semi-annually	273,450,000	JPY	Bank of America	$—	$171,840	$171,840

							$—	$171,840	$171,840

At June 30, 2018, the Fund’s open centrally cleared interest rate swap agreements were as follows:(a)

Paid by the Fund		Received by the Fund		Expiration Date	Clearing Agent	Notional Amount		Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR	Quarterly	2.40%	Semi-annually	3/7/23	Bank of America	5,293,612	USD	$58	$(114,639)	$(114,697)
0.42%	Annually	6-Month EURIBOR	Semi-annually	3/7/23	Bank of America	4,684,846	EUR	52	(50,112)	(50,164)
0.34%	Annually	6-Month EURIBOR	Semi-annually	6/14/23	Bank of America	4,569,918	EUR	58	(21,099)	(21,157)
3-Month LIBOR	Quarterly	2.33%	Semi-annually	6/14/23	Bank of America	5,698,956	USD	63	(150,089)	(150,152)
0.37%	Annually	6-Month EURIBOR	Semi-annually	8/15/26	Bank of America	1,778,707	EUR	27	50,958	50,931
0.84%	Annually	6-Month EURIBOR	Semi-annually	2/15/28	Bank of America	3,059,000	EUR	69	—	(69)
0.84%	Annually	6-Month EURIBOR	Semi-annually	2/15/28	Bank of America	3,070,000	EUR	69	—	(69)
1.08%	Annually	6-Month EURIBOR	Semi-annually	7/25/28	Bank of America	2,156,000	EUR	45	(46,278)	(46,323)
3-Month LIBOR	Quarterly	2.73%	Semi-annually	7/25/28	Bank of America	3,072,000	USD	52	(64,686)	(64,738)

									$(395,945)	$(396,438)

At June 30, 2018, the Fund’s open over-the-counter total return swap agreements were as follows:

Reference Entity	Fixed Amount Paid (Received) by the Fund(f)		Financing Rate	Counterparty	Expiration Date	Notional Amount		Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
EURO STOXX 50 Index Dividends December Futures	92,430	EUR	0.00%	BNP Paribas SA	12/20/19	92,430	EUR	$—	$21,439	$21,439
EURO STOXX 50 Index Dividends December Futures	131,430	EUR	0.00%	BNP Paribas SA	12/20/19	131,430	EUR	—	33,396	33,396
EURO STOXX 50 Index Dividends December Futures	122,040	EUR	0.00%	BNP Paribas SA	12/20/19	122,040	EUR	—	29,987	29,987
EURO STOXX 50 Index Dividends December Futures	51,650	EUR	0.00%	BNP Paribas SA	12/17/20	51,650	EUR	—	10,685	10,685
EURO STOXX 50 Index Dividends December Futures	28,920	EUR	0.00%	BNP Paribas SA	12/18/20	28,920	EUR	—	9,984	9,984
EURO STOXX 50 Index Dividends December Futures	28,860	EUR	0.00%	BNP Paribas SA	12/18/20	28,860	EUR	—	10,054	10,054
EURO STOXX 50 Index Dividends December Futures	67,410	EUR	0.00%	BNP Paribas SA	12/18/20	67,410	EUR	—	23,377	23,377
EURO STOXX 50 Index Dividends December Futures	29,100	EUR	0.00%	BNP Paribas SA	12/18/20	29,100	EUR	—	9,774	9,774
EURO STOXX 50 Index Dividends December Futures	28,800	EUR	0.00%	BNP Paribas SA	12/18/20	28,800	EUR	—	10,124	10,124
EURO STOXX 50 Index Dividends December Futures	106,700	EUR	0.00%	BNP Paribas SA	12/18/20	106,700	EUR	—	35,837	35,837
EURO STOXX 50 Index Dividends December Futures	106,900	EUR	0.00%	BNP Paribas SA	12/18/20	106,900	EUR	—	21,019	21,019
EURO STOXX 50 Index Dividends December Futures	36,240	EUR	0.00%	BNP Paribas SA	12/17/21	36,240	EUR	—	280	280
EURO STOXX 50 Index Dividends December Futures	56,450	EUR	0.00%	BNP Paribas SA	12/17/21	56,450	EUR	—	5,079	5,079
EURO STOXX 50 Index Dividends December Futures	53,400	EUR	0.00%	BNP Paribas SA	12/17/21	53,400	EUR	—	8,641	8,641
EURO STOXX 50 Index Dividends December Futures	59,750	EUR	0.00%	BNP Paribas SA	12/17/21	59,750	EUR	—	1,226	1,226

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Reference Entity	Fixed Amount Paid (Received) by the Fund(f)		Financing Rate	Counterparty	Expiration Date	Notional Amount		Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
EURO STOXX 50 Index Dividends December Futures	55,400	EUR	0.00%	BNP Paribas SA	12/16/22	55,400	EUR	$—	$4,321	$4,321
EURO STOXX 50 Index Dividends December Futures	126,610	EUR	0.00%	BNP Paribas SA	12/16/22	126,610	EUR	—	3,982	3,982
EURO STOXX 50 Index Dividends December Futures	32,850	EUR	0.00%	BNP Paribas SA	12/16/22	32,850	EUR	—	3,048	3,048
EURO STOXX 50 Index Dividends December Futures	54,450	EUR	0.00%	BNP Paribas SA	12/21/22	54,450	EUR	—	5,430	5,430
EURO STOXX 50 Index Dividends December Futures	80,745	EUR	0.00%	BNP Paribas SA	12/15/23	80,745	EUR	—	(123	(123)
EURO STOXX 50 Index Dividends December Futures	79,520	EUR	0.00%	BNP Paribas SA	12/15/23	79,520	EUR	—	1,308	1,308
NIKKEI 225 Dividend Index E-Mini March Futures	3,880,000	JPY	0.00%	BNP Paribas SA	3/31/21	3,880,000	JPY	—	6,197	6,197
NIKKEI 225 Dividend Index E-Mini March Futures	15,520,000	JPY	0.00%	BNP Paribas SA	3/31/21	15,520,000	JPY	—	24,788	24,788
NIKKEI 225 Dividend Index E-Mini March Futures	3,855,000	JPY	0.00%	BNP Paribas SA	3/31/21	3,855,000	JPY	—	6,423	6,423
NIKKEI 225 Dividend Index E-Mini March Futures	4,215,000	JPY	0.00%	BNP Paribas SA	3/31/21	4,215,000	JPY	—	3,171	3,171
NIKKEI 225 Dividend Index E-Mini March Futures	7,655,000	JPY	0.00%	BNP Paribas SA	3/31/21	7,655,000	JPY	—	13,342	13,342
NIKKEI 225 Dividend Index E-Mini March Futures	7,950,000	JPY	0.00%	BNP Paribas SA	3/31/22	7,950,000	JPY	—	11,707	11,707
NIKKEI 225 Dividend Index E-Mini March Futures	7,970,000	JPY	0.00%	BNP Paribas SA	3/31/22	7,970,000	JPY	—	11,527	11,527
NIKKEI 225 Dividend Index E-Mini March Futures	4,260,000	JPY	0.00%	BNP Paribas SA	3/31/22	4,260,000	JPY	—	3,279	3,279
NIKKEI 225 Dividend Index E-Mini March Futures	15,720,000	JPY	0.00%	BNP Paribas SA	3/31/22	15,720,000	JPY	—	25,040	25,040
NIKKEI 225 Dividend Index E-Mini March Futures	4,230,000	JPY	0.00%	BNP Paribas SA	3/31/23	4,230,000	JPY	—	3,803	3,803
NIKKEI 225 Dividend Index E-Mini April Futures	4,280,000	JPY	0.00%	JPMorgan Chase	4/3/23	4,280,000	JPY	—	3,351	3,351
S&P 500 Index Dividends December Futures	257,125	USD	0.00%	BNP Paribas SA	12/21/18	257,125	USD	—	39,600	39,600
S&P 500 Index Dividends December Futures	107,944	USD	0.00%	Goldman Sachs	12/18/20	107,944	USD	—	25,031	25,031
S&P 500 Index Dividends December Futures	133,513	USD	0.00%	BNP Paribas SA	12/17/21	133,513	USD	—	34,925	34,925

										$461,052

(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).

(b)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

(c)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”).

(d)

Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(e)

The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

(f)	At termination date, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

Balances Reported in the Consolidated Statement of Assets and Liabilities for Options Written, Forward Currency Contracts and Swap Agreements

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options written	$—	$—	$—	$—	$(1,419,799)
Forward currency contracts	—	—	439,254	(1,129,131)	—
Centrally cleared swap agreements(a)	493	(13,520)	52,803	(447,369)	—
Over-the-counter swap agreements	—	—	633,015	(123)	—

(a)

Includes cumulative cumulative unrealized appreciation (depreciation) on these swap agreements as reported in the Consolidated Schedule of Portfolio Investments. Only current day’s variation margin for centrally cleared swap agreements is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

See accompanying notes to the consolidated financial statements.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Statement of Assets and Liabilities

June 30, 2018

Assets:
Investments in non-affiliates, at cost	$394,786,911
Investments in affiliates, at cost	336,052,669

Total Investment securities, at cost	730,839,580

Investments in non-affiliates, at value*	$423,085,076
Investments in affiliates, at value	360,424,637

Total Investment securities, at value	$783,509,713

Segregated cash for collateral	40,599,988
Deposits with brokers for securities sold short	1,258,163
Interest and dividends receivable	1,090,970
Foreign currency, at value (cost $167,371)	170,509
Unrealized appreciation on forward currency contracts	439,254
Unrealized appreciation on swap agreements	633,015
Receivable for investments sold	1,478,791
Receivable for variation margin on swap agreements	6,027
Receivable for variation margin on futures contracts	3,600
Reclaims receivable	277,586
Prepaid expenses	2,182

Total Assets	829,469,798

Liabilities:
Cash overdraft	98,078
Cash received as collateral for derivatives	960,000
Written options (Proceeds received $1,119,970)	1,419,799
Unrealized depreciation on swap agreements	123
Unrealized depreciation on forward currency contracts	1,129,131
Payable for investments purchased	10,473,274
Payable for collateral received on loaned securities	14,188,875
Payable for capital shares redeemed	241,102
Securities sold short (cost $1,389,858)	1,374,225
Payable for variation margin on futures contracts	7,064
Payable for variation margin on swap agreements	16,573
Interest payable on securities sold short	579
Accrued foreign taxes	27,049
Manager fees payable	316,983
Administration fees payable	10,764
Distribution fees payable	82,954
Custodian fees payable	27,721
Administrative and compliance services fees payable	16,856
Transfer agent fees payable	1,231
Trustee fees payable	7,922
Other accrued liabilities	187,524

Total Liabilities	30,587,827

Net Assets	$798,881,971

Net Assets Consist of:
Capital	$684,383,408
Accumulated net investment income/(loss)	(299,083)
Accumulated net realized gains/(losses) from investment transactions	63,206,353
Net unrealized appreciation/(depreciation) on investments	51,591,293

Net Assets	$798,881,971

Shares of beneficial interest (unlimited number of shares authorized, no par value)	64,313,674
Net Asset Value (offering and redemption price per share)	12.42

*	Includes securities on loan of $13,562,572.

Consolidated Statement of Operations

For the Period Ended June 30, 2018

Investment Income:
Dividends	2,949,986
Interest	2,229,945
Income from securities lending	38,637
Foreign withholding tax	(186,441)

Total Investment Income	5,032,127

Expenses:
Manager fees	1,937,031
Administration fees	126,282
Distribution fees — Class 2	510,049
Custodian fees	124,148
Administrative and compliance services fees	9,638
Transfer agent fees	6,257
Trustee fees	31,529
Professional fees	29,359
Shareholder reports	13,859
Dividends on securities sold short	7,427
Other expenses	50,416

Total expenses	2,845,995

Net Investment Income/(Loss)	2,186,132

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions and foreign currencies	9,370,827
Net realized gains/(losses) on affiliated transactions	1,676,570
Net realized gains/(losses) on futures contracts	(688,010)
Net realized gains/(losses) on written options contracts	1,722,760
Net realized gains (losses) on securities transactions sold short	(2,678)
Net realized gains/(losses) on swap agreements	232,501
Net realized gains/(losses) on forward currency contracts	115,809
Change in net unrealized appreciation/depreciation on securities transactions	(17,092,862)
Change in net unrealized appreciation/depreciation on affiliated transactions	(5,221,485)
Change in net unrealized appreciation/depreciation on futures contracts	(399,403)
Change in net unrealized appreciation/depreciation on written option contracts	(761,281)
Change in net unrealized appreciation/depreciation on securities transactions sold short	15,633
Change in net unrealized appreciation/depreciation on swap agreements	(839,388)
Change in net unrealized appreciation/depreciation on forward currency contracts	(944,889)
Change in accrued foreign tax liability	18,785

Net Realized/Unrealized Gains/(Losses) on Investments	(12,797,111)

Change in Net Assets Resulting From Operations	(10,610,979)

See accompanying notes to the consolidated financial statements.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Statements of Changes in Net Assets

	For the Period Ended June 30, 2018	For the Year Ended December 31, 2017
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,186,132	$7,996,110
Net realized gains/(losses) on investment transactions	12,427,779	25,099,254
Change in unrealized appreciation/depreciation on investments	(25,224,890)	57,180,746

Change in net assets resulting from operations	(10,610,979)	90,276,110

Distributions to Shareholders:
From net investment income	—	(3,178,036)
From net realized gains	—	—

Change in net assets resulting from distributions to shareholders	—	(3,178,036)

Capital Transactions:
Proceeds from shares issued	5,422,991	8,651,752
Proceeds from dividends reinvested	—	3,178,036
Value of shares redeemed	(30,094,388)	(79,282,868)

Change in net assets resulting from capital transactions	(24,671,397)	(67,453,080)

Change in net assets	(35,282,376)	19,644,994
Net Assets:
Beginning of period	834,164,347	814,519,353

End of period	$798,881,971	$834,164,347

Accumulated net investment income/(loss)	$(299,083)	$(2,485,215)

Share Transactions:
Shares issued	429,909	710,754
Dividends reinvested	—	258,587
Shares redeemed	(2,387,531)	(6,584,146)

Change in shares	(1,957,622)	(5,614,805)

See accompanying notes to the consolidated financial statements.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$12.59	$11.33	$11.69	$12.22	$12.02		$10.54

Investment Activities:
Net Investment Income/(Loss)	—	0.11	0.10	0.07	0.10		0.05
Net Realized and Unrealized Gains/(Losses) on Investments	(0.17)	1.20	0.27	(0.26)	0.16		1.43

Total from Investment Activities	(0.17)	1.31	0.37	(0.19)	0.26		1.48

Dividends to Shareholders From:
Net Investment Income	—	(0.05)	(0.31)	(0.14)	—	%(a)	—
Net Realized Gains	—	—	(0.42)	(0.20)	(0.06)		—	%(a)

Total Dividends	—	(0.05)	(0.73)	(0.34)	(0.06)		—	%(a)

Net Asset Value, End of Period	$12.42	$12.59	$11.33	$11.69	$12.22		$12.02

Total Return(b)	(1.35)%	11.54%	3.34%	(1.57)%	2.18%		14.08%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$798,882	$834,164	$814,519	$830,363	$818,435		$681,691
Net Investment Income/(Loss)(c)	0.54%	0.97%	0.85%	0.67%	0.96%		0.55%
Expenses Before Reductions*(c)(d)	0.70%	0.71%	1.11%	1.18%	1.18%		1.21%
Expenses Net of Reductions*(c)	0.70%	0.71%	1.11%	1.18%	1.18%		1.21%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly*	0.70%	0.71%	1.11%	1.18%	1.18	%(e)	1.21	%(e)
Portfolio Turnover Rate(f)	23%	40%	91%	64%	61%		40%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Represents less than $0.005.

(b)	The return includes reinvested dividends and fund level expenses, but excludes insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)

Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remitted a portion of the brokerage commission which were used to pay certain Fund expenses. The Fund ceased participation in the program in June 2014.

(f)	Portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period. Not annualized for periods less than one year.

See accompanying notes to the consolidated financial statements.

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP BlackRock Global Strategy Plus Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Consolidation of Subsidiaries

During the period ended June 30, 2018, the Fund primarily invested in shares of another mutual fund managed by the Manager, the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. As of June 30, 2018, the Fund’s aggregate investment in the VIP Subsidiary was $398,991,056, representing 49.94% of the Fund’s net assets.

The VIP Subsidiary’s primary vehicle for gaining exposure to the commodities markets is through investment in the AZL Cayman Global Allocation Fund I, Ltd. (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the VIP Subsidiary formed in the Cayman Islands, which invests primarily in commodity-related instruments. The Subsidiaries’ financial statements, including its investments, and its operating results have been consolidated with those of the Fund which includes the consolidation of the Cayman Subsidiary. All intercompany transactions have been eliminated.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments, or from other assets and liabilities, from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2018 (Unaudited)

Floating Rate Loans

The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are variable and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. A Fund records an investment when the borrower withdraws money and records the interest as earned.

Short Sales

The Funds may engage in short sales against the box (i.e., where the Funds owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Funds sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Funds may also incur an interest expense if a security that has been sold short has an interest payment. When the Funds engages in a short sale, the Funds records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Bank Loans

The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Consolidated Schedule of Portfolio of Investments.

All or a portion of any bank loans may be unfunded. The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2018 are presented on the Fund’s Consolidated Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $11 million for the period ended June 30, 2018.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $3,799 during the period ended June 30, 2018. These fees have been netted against “Income from securities lending” on the Consolidated Statement of Operations.

The fund had securities lending transactions of $14,188,875 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2018.

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2018 (Unaudited)

TBA Purchase and Sale Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2018, no collateral had been posted by the Fund to counterparties for TBAs.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2018, the Fund did not engage in any such transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Consolidated Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2018, the Fund entered into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. For the period ended June 30, 2018, the monthly average notional amount for long contracts was $28.5 million and the monthly average notional amount for short contracts was $13.9 million. Realized gains and losses are reported as “Net realized gains/(losses) on forward currency contracts” on the Consolidated Statement of Operations.

Futures Contracts

During the period ended June 30, 2018, the Fund used futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2018, the monthly average notional amount for long contracts was $42.0 million and the monthly average notional amount for short contracts was $6.6 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Consolidated Statement of Operations.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2018, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Consolidated Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2018 (Unaudited)

For the period ended June 30, 2018, the monthly average notional amount for written options contracts was $0.9 million. Realized gains and losses are reported as “Net realized gains/(losses) on options contracts” on the Consolidated Statement of Operations.

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its exposure to market, interest rate, foreign currencies and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house or its members will satisfy its obligations to the Fund.

The notional amounts reflect the extent of the total investment exposure the Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Consolidated Schedule of Portfolio Investments. The Fund is a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Fund, through the VIP Subsidiary or Cayman Subsidiary, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of June 30, 2018, the Fund entered into OTC interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). The monthly average gross notional amount for interest rate swaps was $27.3 million for the period ended June 30, 2018.

Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate. The monthly average gross notional amount for currency swaps was $3.2 million for the period ended June 30, 2018.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The monthly average gross notional amount for total return swaps was $5.0 million for the period ended June 30, 2018.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront, periodic, or daily stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2018 (Unaudited)

owed to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

As of June 30, 2018, the Fund entered into centrally cleared credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The monthly average gross notional amount for credit default swaps was $0.4 million for the period ended June 30, 2018.

Variance swaps involve the agreement of two parties to exchange cash flows based on the measured variance (or square of the volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swaps is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. This type of swap is essentially a forward contract on the future realized price variance of the underlying asset. The monthly average gross notional amount for variance swaps was $1.4 million for the period ended June 30, 2018.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$83,791	Payable for variation margin on futures contracts*	$387,163

Written Option Contracts			Written options contracts	1,419,799

Total Return Swap Agreements	Unrealized appreciation on swap agreements	461,175	Unrealized depreciation on swap agreements	123

Credit Risk

Centrally Cleared Credit Default Swap Agreements	Unrealized appreciation on swap agreements*	1,872	Unrealized depreciation on swap agreements*	—

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	105,790	Payable for variation margin on futures contracts*	—

Interest Rate Swap Agreements	Unrealized appreciation on swap agreements*	50,931	Unrealized depreciation on swap agreements*	447,369

Foreign Exchange Risk

Currency Swap Agreements	Unrealized appreciation on swap agreements	171,840	Unrealized depreciation on swap agreements	—

Forward Currency Contracts	Unrealized appreciation on forward currency contracts	439,254	Unrealized depreciation on forward currency contracts	1,129,131

*

Includes cumulative appreciation/depreciation of futures contracts and cumulative unrealized gain (loss) on these swap agreements as reported in the Consolidated Schedule of Portfolio Investments. Only current day’s variation margin for both futures contracts and these centrally cleared swap agreements are reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the effect of derivative instruments on the Consolidated Statement of Operations, categorized by risk exposure, for the period ended June 30, 2018:

	Realized Gain/(Loss) on Derivatives Recognized as a Result from Operations
	Net Realized Gains/(Losses) on Futures Contracts	Net Realized Gains/(Losses) on Swap Agreements	Net Realized Gains/(Losses) on Written Options Contracts	Net Realized Gains/(Losses) on Forward Currency Contracts
Equity Risk	$44,540	$260,130	$1,742,483	$—
Credit Risk	—	(27,629)	—	—
Interest Rate Risk	(732,549)	—	(193,679)	—
Foreign Exchange Rate Risk	—	—	173,956	115,809

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2018 (Unaudited)

	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
	Change in Net Unrealized Appreciation/Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/Depreciation on Written Option Contracts	Change in Net Unrealized Appreciation/Depreciation on Forward Currency Contracts
Equity Risk	$(618,530)	$(359,468)	$(551,796)	$—
Credit Risk	—	24,805	—	—
Interest Rate Risk	219,127	(476,142)	(117,077)	—
Foreign Exchange Rate Risk	—	(28,583)	(92,408)	(944,889)

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Consolidated Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at June 30, 2018. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Consolidated Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018. As of June 30, 2018, the Fund’s derivative assets and liabilities by type are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$3,600	$7,064
Written option contracts	—	1,419,799
Forward currency contracts	439,254	1,129,131
Swap agreements	639,042	16,696

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	1,081,896	2,572,690
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(9,627)	(23,637)

Total assets and liabilities subject to a MNA	$1,072,269	$2,549,053

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of June 30, 2018:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Derivative Assets
Bank of America	$171,840	$(154,125)	$—	$(17,715)	$—
Barclays Bank	14,249	(14,249)	—	—	—
BNP Paribas SA	577,309	(269,301)	—	(308,008)	—
Deutsche Bank	76,700	(76,700)	—	—	—
Goldman Sachs	101,138	(101,138)	—	—	—
JPMorgan Chase	9,098	(9,098)	—	—	—
UBS Warburg	121,935	(121,935)	—	—	—

Total	$1,072,269	$(746,546)	$—	$(325,723)	$—

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of June 30, 2018:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America	$154,125	$(154,125)	$—	$—	$—
Barclays Bank	380,207	(14,249)	—	—	365,958
BNP Paribas SA	269,301	(269,301)	—	—	—
Citigroup	187,336	—	—	—	187,336
Deutsche Bank	372,979	(76,700)	—	—	296,279
Goldman Sachs	250,667	(101,138)	—	—	149,529
JPMorgan Chase	67,228	(9,098)	—	—	58,130
Morgan Stanley	236,984	—	—	—	236,984
Societe Generale	70,834	—	—	—	70,834

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2018 (Unaudited)

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities
UBS Warburg	$559,392	$(121,935)	$—	$—	$437,457

Total	$2,549,053	$(746,546)	$—	$—	$1,802,507

*

The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Consolidated Statement of Assets and Liabilities.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the VIP Subsidiary. Pursuant to a portfolio management agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the VIP Subsidiary subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Consolidated Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund and the VIP Subsidiary to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s and the VIP Subsidiary’s business, based on the daily net assets of the Fund and the VIP Subsidiary, through April 30, 2019.

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP BlackRock Global Strategy Plus Fund	0.10%	0.15%
AZL BlackRock Global Allocation Fund	0.75%	1.19%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Consolidated Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2018, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Consolidated Statement of Operations. During the period ended June 30, 2018, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2018, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2018 is as follows:

	Fair Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value 6/30/2018	Shares as of 6/30/2018
AZL Enhanced Bond Index Fund	$228,562,361	$2,884,304	$(5,840,313)	$(146,855)	$(4,065,292)	$221,394,205	20,710,403
AZL MSCI Global Equity Index Fund	146,445,694	101,399	(8,183,894)	1,823,425	(1,156,192)	139,030,432	12,347,285

	$375,008,055	$2,985,703	$(14,024,207)	$1,676,570	$(5,221,484)	$360,424,637	33,057,688

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.047% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2018 (Unaudited)

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $3,975 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. The Fund generally values index options at the average of the closing bid and ask quotations on the principal exchange on which the option is traded and are typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yields, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2018 (Unaudited)

There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017. The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total

Bank Loans	$—	$711,520	$—	$—	$711,520
Common Stocks
Aerospace & Defense	412,386	3,416,692	—	—	3,829,078
Air Freight & Logistics	—	6,334	—	—	6,334
Airlines	2,941,807	1,771,570	—	—	4,713,377
Auto Components	58,530	4,475,880	—	—	4,534,410
Automobiles	7,590	4,575,245	—	—	4,582,835
Banks	9,602,429	6,027,397	—	—	15,629,826
Beverages	242,632	1,679,249	—	—	1,921,881
Building Products	155,984	707,907	—	—	863,891
Capital Markets	5,012,746	2,109,560	—	—	7,122,306
Chemicals	6,299,630	6,668,451	—	—	12,968,081
Communications Equipment	17,513	10,492	—	—	28,005
Construction & Engineering	—	1,010,759	—	—	1,010,759
Construction Materials	9,766	138,725	—	—	148,491
Distributors	—	70,780	—	—	70,780
Diversified Financial Services	180,677	171,864	—	—	352,541
Diversified Telecommunication Services	127,035	3,521,530	—	—	3,648,565
Electric Utilities	2,132,902	1,462,557	—	—	3,595,459
Electrical Equipment	26,898	2,129,525	—	—	2,156,423
Electronic Equipment, Instruments & Components	6,465	2,943,359	—	—	2,949,824
Equity Real Estate Investment Trusts	113,521	1,470,236	—	—	1,583,757
Food & Staples Retailing	2,969,179	139,937	—	—	3,109,116
Food Products	136,613	6,451,086	—	—	6,587,699
Gas Utilities	—	1,371,412	—	—	1,371,412
Health Care Equipment & Supplies	484,691	1,415,832	—	—	1,900,523
Health Care Providers & Services	7,593,635	5,393,463	—	—	12,987,098
Hotels, Restaurants & Leisure	1,885,464	1,499,740	—	—	3,385,204
Household Durables	1,948,571	262,923	—	—	2,211,494
Household Products	2,429,486	17,372	—	—	2,446,858
Independent Power & Renewable Electricity Producers	825,538	3,506	—	—	829,044
Industrial Conglomerates	659,554	3,663,184	—	—	4,322,738
Insurance	2,480,115	1,625,754	—	—	4,105,869
Internet & Direct Marketing Retail	4,523,394	4,727	—	—	4,528,121
Internet Software & Services	14,391,265	4,431,575	1,109	—	18,823,949
IT Services	4,068,882	10,746	—	—	4,079,628
Machinery	61,626	803,117	—	—	864,743
Media	10,225,950	1,064,791	—	—	11,290,741
Metals & Mining	13,589	479,028	—	—	492,617
Multi-Utilities	845,745	6,519	—	—	852,264
Oil, Gas & Consumable Fuels	13,281,706	4,456,130	161,550	—	17,899,386
Personal Products	940,826	10,606	—	—	951,432
Pharmaceuticals	5,047,874	4,726,646	—	—	9,774,520
Professional Services	—	3,896	—	—	3,896
Real Estate Management & Development	477,093	2,952,010	—	—	3,429,103
Road & Rail	25,380	2,305,539	—	—	2,330,919
Semiconductors & Semiconductor Equipment	2,819,040	1,117,105	—	—	3,936,145
Software	9,528,847	272,374	2,741,280	—	12,542,501
Specialty Retail	1,388,882	61,619	—	—	1,450,501
Technology Hardware, Storage & Peripherals	9,955,494	916,332	—	—	10,871,826
Textiles, Apparel & Luxury Goods	48,380	1,132,161	—	—	1,180,541
Thrifts & Mortgage Finance	—	1,207,917	—	—	1,207,917
Tobacco	1,651,595	851,812	—	—	2,503,407
Transportation Infrastructure	—	154,444	—	—	154,444
Wireless Telecommunication Services	470,107	3,995,698	—	—	4,465,805
Other Common Stocks+	4,947,859	—	—	—	4,947,859

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2018 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3		Other^	Total

Convertible Bonds	$—	$1,503,204	$—		$—	$1,503,204
Convertible Preferred Stocks
Banks	157,433	—	—		—	157,433
Equity Real Estate Investment Trusts	325,845	—	—		—	325,845
Wireless Telecommunication Services	—	1,199,003	—		—	1,199,003
Corporate Bonds+	—	7,378,279	—		—	7,378,279
Foreign Bonds+	—	25,880,838	—		—	25,880,838
Preferred Stocks
Banks	359,725	76,125	—		—	435,850
Consumer Finance	383,507	—	—		—	383,507
Health Care Providers & Services	—	—	361,252		—	361,252
Internet Software & Services	—	—	533,774		—	533,774
Software	—	—	671,387		—	671,387
Technology Hardware, Storage & Peripherals	—	5,059	—		—	5,059
Private Placements	—	—	—	#	—	—
Rights	123	— #	—		—	123
U.S. Treasury Obligations	—	115,681,459	—		—	115,681,459
Warrant	—	— #	—		—	—
Yankee Dollars+	—	4,929,185	—		—	4,929,185
Exchange Traded Fund	10,409,524	—	—		—	10,409,524
Securities Held as Collateral for Securities on Loan	—	—	—		14,188,875	14,188,875
Affiliated Investment Company	360,424,637	—	—		—	360,424,637
Unaffiliated Investment Company	3,842,898	—	—		—	3,842,898
Purchased Options	203	929,825	—		—	930,028
Purchased Swaptions	—	54	—		—	54
Purchased Interest Rate Cap	—	36	—		—	36

Total Investment Securities	509,378,786	255,471,700	4,470,352		14,188,875	783,509,713

Securities Sold Short	(982,211)	(392,014)	—		—	(1,374,225)
Other Financial Instruments:*
Futures Contracts	(197,582)	—	—		—	(197,582)
Written Options	—	(1,419,799)	—		—	(1,419,799)
Forward Currency Contracts	—	(689,877)	—		—	(689,877)
Centrally Cleared Credit Default Swaps	—	1,872	—		—	1,872
Over-the-Counter Currency Swaps	—	171,840	—		—	171,840
Centrally Cleared Interest Rate Swaps	—	(396,438)	—		—	(396,438)
Over-the-Counter Total Return Swaps	—	461,052	—		—	461,052

Total Investments	$508,198,993	$253,208,336	$4,470,352		$14,188,875	$780,066,556

+	For detailed industry descriptions, see the accompanying Consolidated Schedule of Portfolio Investments.

#	Represents the interest in securities that were determined to have a value of zero at June 30, 2018.

*

Other Financial Instruments would include any derivative instruments, such as futures contracts, written options, forward currency contracts and swaps. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment except futures contracts and centrally cleared interest rate swaps which are presented at variation margin.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Consolidated Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP BlackRock Global Strategy Plus Fund	$260,665,078	$304,487,302

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2018 (Unaudited)

For the period ended June 30, 2018, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales
AZL MVP BlackRock Global Strategy Plus Fund	$167,007,494	$155,222,439

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2018 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
AliphCom, Inc., 12.00%, 4/1/20	4/27/15	$3,065,000	$3,065,000	$—	—%
Dana Gas Sukuk, Ltd., 7.00%, 10/31/18	5/8/13	650,390	631,620	571,616	0.07%
Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 7/19/18 @ 100.00	12/22/14	312,032	519,907	12,998	—%
AliphCom, Inc., 12.00%, 4/1/20	11/11/15	268,000	268,000	—	—%
REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14	2/7/12	300,000	400,000	—	—%
TFS Corp., Ltd., 8.75%, 8/1/23, Callable 8/1/19 @ 106.56	7/20/16	2,106,000	1,018,000	685,241	0.09%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Fund. In the event these changes are adopted, or if there are changes in the tax treatment of the Fund’s direct and indirect investments in commodities, the Fund may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Security Quality Risk (also known as “High Yield Risk”): The Fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2018 (Unaudited)

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $734,012,960. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$66,410,229
Unrealized (depreciation)	(19,482,201)

Net unrealized appreciation/(depreciation)	$46,928,028

Capital loss carry forwards (“CLCFs”) subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires. During the year ended December 31, 2017, the Fund utilized $439,156 in CLCFs to offset capital gains.

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP BlackRock Global Strategy Plus Fund	$3,178,036	$—	$3,178,036

(a)	Total distributions paid may differ from the Consolidated Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP BlackRock Global Strategy Plus Fund	$21,405,114	$32,289,849	$—	$71,694,659	$125,389,622

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and straddles.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2018.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2018, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 85% of the Fund. As of June 30, 2018, the Fund had a controlling interest (in excess of 50%) in the AZL MSCI Global Equity Index Fund, which is affiliated with the Investment Adviser.

10. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

AZL® MVP DFA Multi-Strategy Fund

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP DFA Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP DFA Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL MVP DFA Multi-Strategy Fund	$1,000.00	$1,008.60	$0.75	0.15%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL MVP DFA Multi-Strategy Fund	$1,000.00	$1,024.04	$0.75	0.15%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Domestic Equities	44.8%
Fixed Income	37.9
International Equities	12.0

Total Investment Securities	94.7
Net other assets (liabilities)	5.3

Net Assets	100.0%

1

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.7%):
424,494	AZL DFA Emerging Markets Core Equity Fund	$4,338,326
3,324,789	AZL DFA Five-Year Global Fixed Income Fund	33,214,641
550,195	AZL DFA International Core Equity Fund	6,118,168
2,323,440	AZL DFA U.S. Core Equity Fund	30,483,529
662,656	AZL DFA U.S. Small Cap Fund	8,641,035

Total Affiliated Investment Companies (Cost $73,983,362)		82,795,699

Total Investment Securities (Cost $73,983,362) — 94.7%(a)		82,795,699
Net other assets (liabilities) — 5.3%		4,664,374

Net Assets — 100.0%		$87,460,073

Percentages indicated are based on net assets as of June 30, 2018.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $4,352,503 has been segregated to cover margin requirements for the following open contracts as of June 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/21/18	19	$2,585,520	$(49,615)
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/19/18	14	1,682,625	8,951

				$(40,664)

See accompanying notes to the financial statements.

2

AZL MVP DFA Multi-Strategy Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investments in affiliates, at cost	$73,983,362

Investments in affiliates, at value	$82,795,699
Segregated cash for collateral	4,352,503
Interest and dividends receivable	6,004
Receivable for capital shares issued	323,076
Receivable for affiliated investments sold	17,710
Prepaid expenses	437

Total Assets	87,495,429

Liabilities:
Cash overdraft	17,710
Payable for capital shares redeemed	10,778
Manager fees payable	3,622
Administration fees payable	20
Custodian fees payable	204
Administrative and compliance services fees payable	108
Transfer agent fees payable	375
Trustee fees payable	469
Other accrued liabilities	2,070

Total Liabilities	35,356

Net Assets	$87,460,073

Net Assets Consist of:
Capital	$76,712,788
Accumulated net investment income/(loss)	640,179
Accumulated net realized gains/(losses) from investment transactions	1,335,433
Net unrealized appreciation/(depreciation) on investments	8,771,673

Net Assets	$87,460,073

Shares of beneficial interest (unlimited number of shares authorized, no par value)	7,476,232
Net Asset Value (offering and redemption price per share)	$11.70

Statement of Operations

For the Six Months Ended June 30, 2018

(Unaudited)

Investment Income:
Interest	$30,431
Dividends	780

Total Investment Income	31,211

Expenses:
Manager fees	81,380
Administration fees	24,389
Custodian fees	1,164
Administrative and compliance services fees	527
Transfer agent fees	2,208
Trustee fees	1,721
Professional fees	1,535
Shareholder reports	1,004
Other expenses	315

Total expenses before reductions	114,243
Less expenses voluntarily waived/reimbursed by the Manager	(40,689)
Less expense contractually waived/reimbursed by the Manager	(11,574)

Net expenses	61,980

Net Investment Income/(Loss)	(30,769)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	287,076
Net realized gains/(losses) on futures contracts	72,124
Change in net unrealized appreciation/depreciation on affiliated transactions	398,458
Change in net unrealized appreciation/depreciation on futures contracts	(69,862)

Net Realized/Unrealized Gains/(Losses) on Investments	687,796

Change in Net Assets Resulting From Operations	$657,027

See accompanying notes to the financial statements.

3

AZL MVP DFA Multi-Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(30,769)	$628,282
Net realized gains/(losses) on investment transactions	359,200	1,251,994
Change in unrealized appreciation/depreciation on investments	328,596	5,892,528

Change in net assets resulting from operations	657,027	7,772,804

Distributions to Shareholders:
From net investment income	—	(277,996)
From net realized gains	—	(69,214)

Change in net assets resulting from distributions to shareholders	—	(347,210)

Capital Transactions:
Proceeds from shares issued	14,094,807	26,450,692
Proceeds from dividends reinvested	—	347,210
Value of shares redeemed	(5,048,330)	(9,792,574)

Change in net assets resulting from capital transactions	9,046,477	17,005,328

Change in net assets	9,703,504	24,430,922
Net Assets:
Beginning of period	77,756,569	53,325,647

End of period	$87,460,073	$77,756,569

Accumulated net investment income/(loss)	$640,179	$670,948

Share Transactions:
Shares issued	1,203,148	2,416,058
Dividends reinvested	—	31,168
Shares redeemed	(431,614)	(891,700)

Change in shares	771,534	1,555,526

See accompanying notes to the financial statements.

4

AZL MVP DFA Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	April 27, 2015 to December 31, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.60		$10.36	$9.50	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.01)		0.09	0.05	(0.01)
Net Realized and Unrealized Gains/(Losses) on Investments	0.11		1.21	0.81	(0.49)

Total from Investment Activities	0.10		1.30	0.86	(0.50)

Dividends to Shareholders From:
Net Investment Income	—		(0.05)	—	—
Net Realized Gains	—		(0.01)	—	—

Total Dividends	—		(0.06)	—	—

Net Asset Value, End of Period	$11.70		$11.60	$10.36	$9.50

Total Return(b)	0.86	%(c)	12.55%	9.05%	(5.00	)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$87,460		$77,757	$53,326	$26,087
Net Investment Income/(Loss)(d)	(0.08)%		0.96%	0.71%	(0.14)%
Expenses Before Reductions*(d)(e)	0.28%		0.30%	0.36%	0.52%
Expenses Net of Reductions*(d)	0.15%		0.15%	0.15%	0.14%
Portfolio Turnover Rate	6	%(c)	15%	15%	2	%(c)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	For the period April 27, 2015 (commencement of operations) to December 31, 2015.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP DFA Multi-Strategy Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2018, the Fund did not enter into any futures contracts. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are

6

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts was $4.1 million for the period ended June 30, 2018. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$49,615

Interest Rate Risk

Interest Rate Contracts		8,951		—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2018:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in net unrealized appreciation/depreciation on futures contracts	$125,367	$(87,078)

Interest Rate Risk

Interest Rate Contracts		(53,243)	17,216

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL MVP DFA Multi-Strategy Fund	0.20%	0.15%

*	The Manager voluntarily reduced the management fee to 0.10% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

At June 30, 2018, the contractual reimbursements subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2018	Expires 12/31/2019	Expires 12/31/2020	Expires 12/31/2021	Total
AZL MVP DFA Multi-Strategy Fund	$32,620	$31,356	$30,855	$40,689	$135,520

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

7

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2018, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2018 is as follows:

	Fair Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gains/(Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2018	Shares as of 6/30/2018
AZL DFA Emerging Markets Core Equity Fund	$3,914,946	$909,028	$(94,446)	$24,139	$(415,341)	$4,338,326	424,494
AZL DFA Five-Year Global Fixed Income Fund	29,516,665	5,586,608	(1,875,496)	(36,819)	23,683	33,214,641	3,324,789
AZL DFA International Core Equity Fund	5,452,804	920,014	(76,854)	12,371	(190,167)	6,118,168	550,195
AZL DFA U.S. Core Equity Fund	27,079,624	4,313,851	(1,746,359)	240,209	596,204	30,483,529	2,323,440
AZL DFA U.S. Small Cap Fund	7,729,721	974,218	(494,158)	47,175	384,079	8,641,035	662,656

	$73,693,760	$12,703,719	$(4,287,313)	$287,075	$398,458	$82,795,699	7,285,574

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $389 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017.

8

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$82,795,699	$—	$82,795,699

Total Investment Securities	82,795,699	—	82,795,699

Other Financial Instruments:*
Futures Contracts	(40,664)	—	(40,664)

Total Investments	$82,755,035	$—	$82,755,035

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP DFA Multi-Strategy Fund	$12,703,719	$4,287,313

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $74,266,573. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$8,540,610
Unrealized (depreciation)	(11,484)

Net unrealized appreciation/(depreciation)	$8,529,126

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP DFA Multi-Strategy Fund	$307,441	$39,769	$347,210

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP DFA Multi-Strategy Fund	$817,564	$1,114,360	$—	$8,158,334	$10,090,258

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

9

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2018, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 90% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

AZL® MVP FIAM Multi-Strategy Fund

(formerly AZL® MVP Pyramis Multi-Strategy Fund)

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP FIAM Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP FIAM Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL MVP FIAM Multi-Strategy Fund	$1,000.00	$1,001.70	$0.70	0.14%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL MVP FIAM Multi-Strategy Fund	$1,000.00	$1,024.12	$0.70	0.14%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Balanced	95.0%

Total Investment Securities	95.0
Net other assets (liabilities)	5.0

Net Assets	100.0%

1

AZL MVP FIAM Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value

Affiliated Investment Company (95.0%):
18,612,289	AZL FIAM Multi-Strategy Fund	$249,218,554

Total Affiliated Investment Company (Cost $235,540,742)		249,218,554

Total Investment Securities (Cost $235,540,742) — 95.0%(a)		249,218,554
Net other assets (liabilities) — 5.0%		13,142,077

Net Assets — 100.0%		$262,360,631

Percentages indicated are based on net assets as of June 30, 2018.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $13,108,248 has been segregated to cover margin requirements for the following open contracts as of June 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/21/18	38	$5,171,040	$(103,294)
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/19/18	65	7,812,188	41,667

				$(61,627)

See accompanying notes to the financial statements.

2

AZL MVP FIAM Multi-Strategy Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investments in affiliates, at cost	$235,540,742

Investments in affiliates, at value	$249,218,554
Segregated cash for collateral	13,108,248
Interest and dividends receivable	17,503
Receivable for capital shares issued	224,119
Receivable for investments sold	44,658

Total Assets	262,613,082

Liabilities:
Cash overdraft	44,658
Payable for capital shares redeemed	171,861
Manager fees payable	26,644
Administration fees payable	40
Custodian fees payable	256
Administrative and compliance services fees payable	271
Transfer agent fees payable	370
Trustee fees payable	1,212
Other accrued liabilities	7,139

Total Liabilities	252,451

Net Assets	$262,360,631

Net Assets Consist of:
Capital	$260,407,186
Accumulated net investment income/(loss)	8,532,375
Accumulated net realized gains/(losses) from investment transactions	(20,195,115)
Net unrealized appreciation/(depreciation) on investments	13,616,185

Net Assets	$262,360,631

Shares of beneficial interest (unlimited number of shares authorized, no par value)	22,186,187
Net Asset Value (offering and redemption price per share)	$11.83

Statement of Operations

For the Six Months Ended June 30, 2018

(Unaudited)

Investment Income:
Interest	$98,937
Dividends	29

Total Investment Income	98,966

Expenses:
Manager fees	132,722
Administration fees	25,290
Custodian fees	1,338
Administrative and compliance services fees	1,723
Transfer agent fees	2,300
Trustee fees	5,647
Professional fees	4,913
Shareholder reports	3,790
Other expenses	2,951

Total expenses	180,674

Net Investment Income/(Loss)	(81,708)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	(361,589)
Net realized gains/(losses) on futures contracts	(244,690)
Change in net unrealized appreciation/depreciation on affiliated transactions	1,124,507
Change in net unrealized appreciation/depreciation on futures contracts	(104,848)

Net Realized/Unrealized Gains/(Losses) on Investments	413,380

Change in Net Assets Resulting From Operations	$331,672

See accompanying notes to the financial statements.

3

AZL MVP FIAM Multi-Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(81,708)	$(250,864)
Net realized gains/(losses) on investment transactions	(606,279)	6,690,645
Change in unrealized appreciation/depreciation on investments	1,019,659	22,568,686

Change in net assets resulting from operations	331,672	29,008,467

Distributions to Shareholders:
From net investment income	—	(3,716,488)

Change in net assets resulting from distributions to shareholders	—	(3,716,488)

Capital Transactions:
Proceeds from shares issued	1,505,654	2,016,003
Proceeds from dividends reinvested	—	3,716,488
Value of shares redeemed	(14,319,746)	(43,337,091)

Change in net assets resulting from capital transactions	(12,814,092)	(37,604,600)

Change in net assets	(12,482,420)	(12,312,621)
Net Assets:
Beginning of period	274,843,051	287,155,672

End of period	$262,360,631	$274,843,051

Accumulated net investment income/(loss)	$8,532,375	$8,614,083

Share Transactions:
Shares issued	127,721	175,168
Dividends reinvested	—	325,722
Shares redeemed	(1,212,983)	(3,831,782)

Change in shares	(1,085,262)	(3,330,892)

See accompanying notes to the financial statements.

4

AZL MVP FIAM Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$11.81		$10.79	$11.33	$12.49	$12.39	$10.52

Investment Activities:
Net Investment Income/(Loss)	—	(a)	— (a)	0.15	0.43	0.12	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	0.02		1.17	(0.07)	(1.20)	0.17	1.75

Total from Investment Activities	0.02		1.17	0.08	(0.77)	0.29	1.87

Dividends to Shareholders From:
Net Investment Income	—		(0.15)	(0.45)	(0.18)	(0.11)	—
Net Realized Gains	—		—	(0.17)	(0.21)	(0.08)	— (a)

Total Dividends	—		(0.15)	(0.62)	(0.39)	(0.19)	— (a)

Net Asset Value, End of Period	$11.83		$11.81	$10.79	$11.33	$12.49	$12.39

Total Return(b)	0.17	%(c)	10.93%	0.82%	(6.21)%	2.33%	17.79%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$262,361		$274,843	$287,156	$307,668	$297,191	$204,518
Net Investment Income/(Loss)(d)	(0.06)%		(0.09)%	1.25%	3.85%	1.42%	1.75%
Expenses Before Reductions*(d)(e)	0.14%		0.13%	0.13%	0.15%	0.15%	0.17%
Expenses Net of Reductions*(d)	0.14%		0.13%	0.13%	0.15%	0.15%	0.15%
Portfolio Turnover Rate	—	(c)(f)	4%	4%	4%	4%	9%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Represents less than 0.5%.

See accompanying notes to the financial statements.

5

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP FIAM Multi-Strategy Fund (formerly, AZL MVP Pyramis Multi-Strategy Fund) (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2018, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is

6

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts was $12.3 million for the period ended June 30, 2018. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$103,294

Interest Rate Risk

Interest Rate Contracts		41,667		—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2018:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in net unrealized appreciation/depreciation on futures contracts	$43,615	$(191,442)

Interest Rate Risk

Interest Rate Contracts		(288,305)	86,594

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP FIAM Multi-Strategy Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2018, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2018, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2018, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2018 is as follows:

	Fair Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gains/(Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2018	Shares as of 6/30/2018
AZL FIAM Multi-Strategy Fund	$260,858,132	$759,423	$(13,161,919)	$(361,589)	$1,124,507	$249,218,554	18,612,289

	$260,858,132	$759,423	$(13,161,919)	$(361,589)	$1,124,507	$249,218,554	18,612,289

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the

7

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $1,296 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017.

The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Affiliated Investment Company	$249,218,554	$—	$249,218,554

Total Investment Securities	249,218,554	—	249,218,554

Other Financial Instruments:*
Futures Contracts	(61,627)	—	(61,627)

Total Investments	$249,156,927	$—	$249,156,927

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP FIAM Multi-Strategy Fund	$759,423	$13,161,919

8

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $238,321,701. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$10,896,853
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$10,896,853

As of the end of its tax year end December 31, 2017, the Fund had capital loss carry forwards (“CLCFs”).

CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount
AZL MVP FIAM Multi-Strategy Fund	$5,681,446	$11,085,796	$16,767,242

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP FIAM Multi-Strategy Fund	$3,716,488	$—	$3,716,488

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP FIAM Multi-Strategy Fund	$8,614,083	$—	$(16,767,242)	$9,774,932	$1,621,773

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2018, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 85% of the Fund.

9

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

9. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

AZL® MVP Fusion Dynamic Balanced Fund

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Dynamic Balanced Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Dynamic Balanced Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL MVP Fusion Dynamic Balanced Fund	$1,000.00	$993.30	$1.09	0.22%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL MVP Fusion Dynamic Balanced Fund	$1,000.00	$1,023.71	$1.10	0.22%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Fixed Income	47.8
Domestic Equities	30.1
International Equities	17.1

Total Investment Securities	95.0
Net other assets (liabilities)	5.0

Net Assets	100.0%

1

AZL MVP Fusion Dynamic Balanced Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
3,189,271	AZL DFA International Core Equity Fund	$35,464,692
2,364,433	AZL DFA U.S. Core Equity Fund	31,021,365
1,205,196	AZL DFA U.S. Small Cap Fund	15,715,762
2,480,777	AZL Enhanced Bond Index Fund	26,519,506
10,313,587	AZL FIAM Total Bond Fund, Class 2	103,857,820
1,592,951	AZL Gateway Fund	21,154,383
5,829,823	AZL International Index Fund, Class 2	98,057,620
10,334,130	AZL MetWest Total Return Bond Fund	103,754,661
1,481,799	AZL Mid Cap Index Fund, Class 2	36,007,717
5,000,841	AZL MSCI Emerging Markets Equity Index Fund, Class 2	40,656,833
4,850,095	AZL Russell 1000 Growth Index Fund, Class 2	78,862,540
8,689,658	AZL Russell 1000 Value Index Fund, Class 2	115,572,457
658,487	AZL Small Cap Stock Index Fund, Class 2	10,693,826
4,656,473	PIMCO VIT Income Portfolio	49,032,665
10,267,969	PIMCO VIT Low Duration Portfolio	103,911,845
9,782,171	PIMCO VIT Total Return Portfolio	103,984,480

Total Affiliated Investment Companies (Cost $905,631,123)		974,268,172

Total Investment Securities (Cost $905,631,123) — 95.0%(a)		974,268,172
Net other assets (liabilities) — 5.0%		50,955,831

Net Assets — 100.0%		$1,025,224,003

Percentages indicated are based on net assets as of June 30, 2018.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $51,161,226 has been segregated to cover margin requirements for the following open contracts as of June 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/21/18	187	$25,446,960	$(495,937)
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/19/18	212	25,479,750	136,090

				$(359,847)

See accompanying notes to the financial statements.

2

AZL MVP Fusion Dynamic Balanced Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investments in affiliates, at cost	$905,631,123

Investments in affiliates, at value	$974,268,172
Segregated cash for collateral	51,161,226
Interest and dividends receivable	596,372
Receivable for capital shares issued	1,911
Receivable for investments sold	424,504
Receivable for variation margin on futures contracts	1,547
Prepaid expenses	6,193

Total Assets	1,026,459,925

Liabilities:
Cash overdraft	424,504
Payable for investments purchased	527,637
Payable for capital shares redeemed	84,146
Payable for variation margin on futures contracts	210
Manager fees payable	170,584
Administration fees payable	154
Custodian fees payable	641
Administrative and compliance services fees payable	1,011
Transfer agent fees payable	399
Trustee fees payable	4,567
Other accrued liabilities	22,069

Total Liabilities	1,235,922

Net Assets	$1,025,224,003

Net Assets Consist of:
Capital	$868,369,852
Accumulated net investment income/(loss)	14,500,380
Accumulated net realized gains/(losses) from investment transactions	74,076,569
Net unrealized appreciation/(depreciation) on investments	68,277,202

Net Assets	$1,025,224,003

Shares of beneficial interest (unlimited number of shares authorized, no par value)	86,644,248
Net Asset Value (offering and redemption price per share)	$11.83

Statement of Operations

For the Six Months Ended June 30, 2018

(Unaudited)

Investment Income:
Dividends from affiliates	$2,730,848
Interest	394,037
Dividends	28

Total Investment Income	3,124,913

Expenses:
Manager fees	1,054,093
Administration fees	28,554
Custodian fees	3,136
Administrative and compliance services fees	7,101
Transfer agent fees	2,643
Trustee fees	23,276
Professional fees	20,186
Shareholder reports	10,861
Other expenses	4,321

Total expenses	1,154,171

Net Investment Income/(Loss)	1,970,742

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	16,740,777
Net realized gains/(losses) on securities transactions	3,094
Net realized gains/(losses) on futures contracts	461,072
Change in net unrealized appreciation/depreciation on affiliated transactions	(24,985,281)
Change in net unrealized appreciation/depreciation on futures contracts	(658,859)

Net Realized/Unrealized Gains/(Losses) on Investments	(8,439,197)

Change in Net Assets Resulting From Operations	$(6,468,455)

See accompanying notes to the financial statements.

3

AZL MVP Fusion Dynamic Balanced Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,970,742	$11,085,118
Net realized gains/(losses) on investment transactions	17,204,943	61,823,722
Change in unrealized appreciation/depreciation on investments	(25,644,140)	54,090,371

Change in net assets resulting from operations	(6,468,455)	126,999,211

Distributions to Shareholders:
From net investment income	—	(18,503,054)
From net realized gains	—	(99,533,664)

Change in net assets resulting from distributions to shareholders	—	(118,036,718)

Capital Transactions:
Proceeds from shares issued	1,608,215	8,943,045
Proceeds from dividends reinvested	—	118,036,718
Value of shares redeemed	(69,410,142)	(138,571,442)

Change in net assets resulting from capital transactions	(67,801,927)	(11,591,679)

Change in net assets	(74,270,382)	(2,629,186)
Net Assets:
Beginning of period	1,099,494,385	1,102,123,571

End of period	$1,025,224,003	$1,099,494,385

Accumulated net investment income/(loss)	$14,500,380	$12,529,638

Share Transactions:
Shares issued	133,747	713,387
Dividends reinvested	—	10,210,789
Shares redeemed	(5,829,335)	(11,323,719)

Change in shares	(5,695,588)	(399,543)

See accompanying notes to the financial statements.

4

AZL MVP Fusion Dynamic Balanced Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$11.91		$11.88	$12.15	$13.03	$12.62	$11.52

Investment Activities:
Net Investment Income/(Loss)	0.03		0.14	0.20	0.24	0.15	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	(0.11)		1.27	0.44	(0.42)	0.44	1.19

Total from Investment Activities	(0.08)		1.41	0.64	(0.18)	0.59	1.31

Dividends to Shareholders From:
Net Investment Income	—		(0.22)	(0.29)	(0.17)	(0.18)	(0.21)
Net Realized Gains	—		(1.16)	(0.62)	(0.53)	—	—

Total Dividends	—		(1.38)	(0.91)	(0.70)	(0.18)	(0.21)

Net Asset Value, End of Period	$11.83		$11.91	$11.88	$12.15	$13.03	$12.62

Total Return(a)	(0.67	)%(b)	12.23%	5.40%	(1.27)%	4.59%	11.46%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,025,224		$1,099,494	$1,102,124	$1,171,370	$1,280,573	$1,282,663
Net Investment Income/(Loss)(c)	0.37%		1.00%	1.48%	1.80%	1.13%	1.27%
Expenses Before Reductions*(c)(d)	0.22%		0.22%	0.22%	0.22%	0.22%	0.22%
Expenses Net of Reductions*(c)	0.22%		0.22%	0.22%	0.22%	0.22%	0.21%
Portfolio Turnover Rate(e)	5	%(b)	17%	52%	11%	23%	6%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period

See accompanying notes to the financial statements.

5

AZL MVP Fusion Dynamic Balanced Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Dynamic Balanced Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2018, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is

6

AZL MVP Fusion Dynamic Balanced Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts was $52.7 million for the period ended June 30, 2018. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$495,937

Interest Rate Risk

Interest Rate Contracts		136,090		—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2018:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net Realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$1,419,113	$(943,290)

Interest Rate Risk

Interest Rate Contracts		(958,041)	284,431

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Fusion Dynamic Balanced Fund	0.20%	0.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2018, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2018, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2018, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available

7

AZL MVP Fusion Dynamic Balanced Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2018 is as follows:

	Fair Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gains/(Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2018	Shares as of 6/30/2018	Dividend Income
AZL DFA International Core Equity Fund	$39,248,531	$—	$(2,722,019)	$366,446	$(1,428,266)	$35,464,692	3,189,271	$—
AZL DFA U.S. Core Equity Fund	33,559,467	—	(3,465,392)	809,202	118,088	31,021,365	2,364,433	—
AZL DFA U.S. Small Cap Fund	17,104,974	—	(2,211,147)	479,893	342,042	15,715,762	1,205,196	—
AZL Enhanced Bond Index Fund	27,573,381	—	(546,169)	(17,184)	(490,522)	26,519,506	2,480,777	—
AZL FIAM Total Bond Fund	110,713,901	—	(5,115,622)	(66,071)	(1,674,388)	103,857,820	10,313,587	—
AZL Gateway Fund	33,620,784	—	(12,507,259)	2,256,472	(2,215,614)	21,154,383	1,592,951	—
AZL International Index Fund, Class 2	124,645,530	—	(23,976,520)	3,385,762	(5,997,152)	98,057,620	5,829,823	—
AZL MetWest Total Return Bond Fund	110,373,633	—	(4,874,958)	(52,973)	(1,691,041)	103,754,661	10,334,130	—
AZL Mid Cap Index Fund, Class 2	33,557,418	5,593,400	(4,237,059)	755,477	338,481	36,007,717	1,481,799	—
AZL MSCI Emerging Markets Equity Fund, Class 2	53,193,311	—	(9,531,016)	1,868,602	(4,874,064)	40,656,833	5,000,841	—
AZL Russell 1000 Growth Index Fund	91,065,279	10,915,900	(29,892,171)	6,594,416	179,116	78,862,540	4,850,095	—
AZL Russell 1000 Value Index Fund	91,073,802	32,249,700	(4,858,325)	307,357	(3,200,077)	115,572,457	8,689,658	—
AZL Small Cap Stock Index Fund, Class 2	11,360,051	—	(1,649,544)	336,526	646,793	10,693,826	658,487	—
PIMCO VIT Income Portfolio	48,497,065	1,500,856	—	—	(965,256)	49,032,665	4,656,473	696,913
PIMCO VIT Low Duration Portfolio	109,839,812	818,299	(5,486,560)	(298,236)	(961,470)	103,911,845	10,267,969	818,299
PIMCO VIT Total Return Portfolio	110,066,916	1,215,637	(4,201,210)	15,088	(3,111,951)	103,984,480	9,782,171	1,215,636

	$1,045,493,855	$52,293,792	$(115,274,971)	$16,740,777	$(24,985,281)	$974,268,172	82,697,661	$2,730,848

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $5,169 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

8

AZL MVP Fusion Dynamic Balanced Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017.

The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Affiliated Investment Company	$974,268,172	$—	$974,268,172

Total Investment Securities	974,268,172	—	974,268,172

Other Financial Instruments:*
Futures Contracts	(359,847)	—	(359,847)

Total Investments	$973,908,325	$—	$973,908,325

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Fusion Dynamic Balanced Fund	$52,293,792	$115,274,971

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $908,139,139. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$69,925,744
Unrealized (depreciation)	(3,796,711)

Net unrealized appreciation/(depreciation)	$66,129,033

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Fusion Dynamic Balanced Fund	$18,503,054	$99,533,664	$118,036,718

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

9

AZL MVP Fusion Dynamic Balanced Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Fusion Dynamic Balanced Fund	$21,121,862	$51,173,234	$—	$91,027,510	$163,322,606

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2018, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 90% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

AZL® MVP Fusion Dynamic Conservative Fund

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Dynamic Conservative Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Dynamic Conservative Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL MVP Fusion Dynamic Conservative Fund	$1,000.00	$992.60	$1.14	0.23%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL MVP Fusion Dynamic Conservative Fund	$1,000.00	$1,023.63	$1.15	0.23%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Fixed Income	62.1%
Domestic Equities	22.1
International Equities	10.8

Total Investment Securities	95.0
Net other assets (liabilities)	5.0

Net Assets	100.0%

1

AZL MVP Fusion Dynamic Conservative Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value

Affiliated Investment Companies (95.0%):
559,336	AZL DFA International Core Equity Fund	$6,219,819
291,239	AZL DFA U.S. Core Equity Fund	3,821,054
195,272	AZL DFA U.S. Small Cap Fund	2,546,349
1,149,175	AZL Enhanced Bond Index Fund	12,284,681
3,303,397	AZL FIAM Total Bond Fund, Class 2	33,265,212
292,768	AZL Gateway Fund	3,887,954
903,472	AZL International Index Fund, Class 2	15,196,400
3,313,291	AZL MetWest Total Return Bond Fund	33,265,445
312,253	AZL Mid Cap Index Fund, Class 2	7,587,760
758,334	AZL MSCI Emerging Markets Equity Index Fund, Class 2	6,165,251
948,921	AZL Russell 1000 Growth Index Fund, Class 2	15,429,459
1,552,871	AZL Russell 1000 Value Index Fund, Class 2	20,653,191
156,661	AZL Small Cap Stock Index Fund, Class 2	2,544,177
1,471,668	PIMCO VIT Income Portfolio	15,496,667
3,042,307	PIMCO VIT Low Duration Portfolio	30,788,150
3,138,550	PIMCO VIT Total Return Portfolio	33,362,791

Total Affiliated Investment Companies (Cost $232,536,826)		242,514,360

Total Investment Securities (Cost $232,536,826) — 95.0%(a)		242,514,360
Net other assets (liabilities) — 5.0%		12,694,932

Net Assets — 100.0%		$255,209,292

Percentages indicated are based on net assets as of June 30, 2018.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $12,740,792 has been segregated to cover margin requirements for the following open contracts as of June 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/21/18	32	$4,354,560	$(83,427)
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/19/18	68	8,172,750	43,476

				$(39,951)

See accompanying notes to the financial statements.

2

AZL MVP Fusion Dynamic Conservative Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investments in affiliates, at cost	$232,536,826

Investments in affiliates, at value	$242,514,360
Segregated cash for collateral	12,740,792
Interest and dividends receivable	182,748
Receivable for investments sold	73,121
Receivable for variation margin on futures contracts	773
Prepaid expenses	1,561

Total Assets	255,513,355

Liabilities:
Cash overdraft	73,122
Payable for investments purchased	165,588
Payable for capital shares redeemed	15,597
Payable for variation margin on futures contracts	122
Manager fees payable	42,443
Administration fees payable	36
Custodian fees payable	309
Administrative and compliance services fees payable	245
Transfer agent fees payable	342
Trustee fees payable	1,083
Other accrued liabilities	5,176

Total Liabilities	304,063

Net Assets	$255,209,292

Net Assets Consist of:
Capital	$230,140,721
Accumulated net investment income/(loss)	4,076,194
Accumulated net realized gains/(losses) from investment transactions	11,054,794
Net unrealized appreciation/(depreciation) on investments	9,937,583

Net Assets	$255,209,292

Shares of beneficial interest (unlimited number of shares authorized, no par value)	21,017,196
Net Asset Value (offering and redemption price per share)	$12.14

Statement of Operations

For the Six Months Ended June 30, 2018

(Unaudited)

Investment Income:
Dividends from affiliates	$858,683
Interest	98,136
Dividends	363

Total Investment Income	957,182

Expenses:
Manager fees	260,627
Administration fees	25,144
Custodian fees	1,849
Administrative and compliance services fees	1,678
Transfer agent fees	2,288
Trustee fees	5,518
Professional fees	4,790
Shareholder reports	2,666
Other expenses	905

Total expenses	305,465

Net Investment Income/(Loss)	651,717

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	3,253,117
Net realized gains/(losses) on futures contracts	(55,310)
Change in net unrealized appreciation/depreciation on affiliated transactions	(5,697,828)
Change in net unrealized appreciation/depreciation on futures contracts	(68,164)

Net Realized/Unrealized Gains/(Losses) on Investments	(2,568,185)

Change in Net Assets Resulting From Operations	$(1,916,468)

See accompanying notes to the financial statements.

3

AZL MVP Fusion Dynamic Conservative Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$651,717	$3,125,506
Net realized gains/(losses) on investment transactions	3,197,807	9,880,206
Change in unrealized appreciation/depreciation on investments	(5,765,992)	11,531,737

Change in net assets resulting from operations	(1,916,468)	24,537,449

Distributions to Shareholders:
From net investment income	—	(4,942,273)
From net realized gains	—	(11,231,674)

Change in net assets resulting from distributions to shareholders	—	(16,173,947)

Capital Transactions:
Proceeds from shares issued	8,933,650	11,558,632
Proceeds from dividends reinvested	—	16,173,947
Value of shares redeemed	(20,379,431)	(45,413,236)

Change in net assets resulting from capital transactions	(11,445,781)	(17,680,657)

Change in net assets	(13,362,249)	(9,317,155)
Net Assets:
Beginning of period	268,571,541	277,888,696

End of period	$255,209,292	$268,571,541

Accumulated net investment income/(loss)	$4,076,194	$3,424,477

Share Transactions:
Shares issued	733,689	937,909
Dividends reinvested	—	1,348,953
Shares redeemed	(1,672,361)	(3,701,038)

Change in shares	(938,672)	(1,414,176)

See accompanying notes to the financial statements.

4

AZL MVP Fusion Dynamic Conservative Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$12.23		$11.89	$11.93	$12.63	$12.53	$11.99

Investment Activities:
Net Investment Income/(Loss)	0.04		0.16	0.19	0.25	0.16	0.16
Net Realized and Unrealized Gains/(Losses) on Investments	(0.13)		0.93	0.44	(0.35)	0.44	0.78

Total from Investment Activities	(0.09)		1.09	0.63	(0.10)	0.60	0.94

Dividends to Shareholders From:
Net Investment Income	—		(0.23)	(0.28)	(0.17)	(0.19)	(0.27)
Net Realized Gains	—		(0.52)	(0.39)	(0.43)	(0.31)	(0.13)

Total Dividends	—		(0.75)	(0.67)	(0.60)	(0.50)	(0.40)

Net Asset Value, End of Period	$12.14		$12.23	$11.89	$11.93	$12.63	$12.53

Total Return(a)	(0.74	)%(b)	9.31%	5.32%	(0.77)%	4.81%	7.96%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$255,209		$268,572	$277,889	$268,335	$271,443	$265,232
Net Investment Income/(Loss)(c)	0.50%		1.14%	1.63%	2.09%	1.25%	1.29%
Expenses Before Reductions*(c)(d)	0.23%		0.23%	0.24%	0.24%	0.24%	0.24%
Expenses Net of Reductions*(c)	0.23%		0.23%	0.24%	0.24%	0.24%	0.22%
Portfolio Turnover Rate(e)	6	%(b)	18%	62%	16%	36%	15%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period

See accompanying notes to the financial statements.

5

AZL MVP Fusion Dynamic Conservative Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Dynamic Conservative Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2018, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is

6

AZL MVP Fusion Dynamic Conservative Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts was $13.0 million for the period ended June 30, 2018. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$83,427

Interest Rate Risk

Interest Rate Contracts		43,476		—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2018:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/ (Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net Realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$247,122	$(158,353)

Interest Rate Risk

Interest Rate Contracts		(302,432)	90,189

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Fusion Dynamic Conservative Fund	0.20%	0.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2018, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2018, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2018, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2018 is as follows:

	Fair Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gains/(Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2018	Shares as of 6/30/2018	Dividend Income
AZL DFA International Core Equity Fund	$6,998,217	$21,359	$(612,271)	$129,743	$(317,229)	$6,219,819	559,336	$—
AZL DFA U.S. Core Equity Fund	4,306,633	—	(605,641)	138,806	(18,744)	3,821,054	291,239	—
AZL DFA U.S. Small Cap Fund	2,803,677	—	(391,803)	86,235	48,240	2,546,349	195,272	—

7

AZL MVP Fusion Dynamic Conservative Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

	Fair Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gains/(Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2018	Shares as of 6/30/2018	Dividend Income
AZL Enhanced Bond Index Fund	$12,949,335	$—	$(426,484)	$(12,727)	$(225,443)	$12,284,681	1,149,175	$—
AZL FIAM Total Bond Fund	31,390,779	3,439,424	(1,064,204)	1,175	(501,962)	33,265,212	3,303,397	—
AZL Gateway Fund	6,907,550	31,641	(3,071,240)	568,225	(548,222)	3,887,954	292,768	—
AZL International Index Fund, Class 2	20,859,328	300,716	(5,587,886)	894,069	(1,269,827)	15,196,400	903,472	—
AZL MetWest Total Return Bond Fund	35,206,826	263,705	(1,650,898)	(47,407)	(506,781)	33,265,445	3,313,291	—
AZL Mid Cap Index Fund, Class 2	7,018,616	1,191,500	(916,361)	166,142	127,863	7,587,760	312,253	—
AZL MSCI Emerging Markets Equity Fund, Class 2	7,000,327	243,061	(636,776)	163,528	(604,889)	6,165,251	758,334	—
AZL Russell 1000 Growth Index Fund	17,333,662	1,462,000	(4,605,675)	997,899	241,573	15,429,459	948,921	—
AZL Russell 1000 Value Index Fund	17,379,950	5,668,095	(1,884,786)	92,189	(602,257)	20,653,191	1,552,871	—
AZL Small Cap Stock Index Fund, Class 2	2,783,265	—	(477,550)	97,419	141,043	2,544,177	156,661	—
PIMCO VIT Income Portfolio	17,152,980	228,227	(1,565,018)	85,441	(404,963)	15,496,667	1,471,668	228,227
PIMCO VIT Low Duration Portfolio	29,371,462	2,516,584	(739,204)	(42,674)	(318,018)	30,788,150	3,042,307	237,747
PIMCO VIT Total Return Portfolio	35,982,856	648,488	(2,265,395)	(64,946)	(938,212)	33,362,791	3,138,550	392,709

	$255,445,463	$16,014,800	$(26,501,192)	$3,253,117	$(5,697,828)	$242,514,360	21,389,515	$858,683

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $1,275 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

8

AZL MVP Fusion Dynamic Conservative Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017.

The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$242,514,360	$—	$242,514,360

Total Investment Securities	242,514,360	—	242,514,360

Other Financial Instruments:*
Futures Contracts	(39,951)	—	(39,951)

Total Investments	$242,474,409	$—	$242,474,409

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Fusion Dynamic Conservative Fund	$16,014,800	$26,501,192

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $234,087,791. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$10,258,402
Unrealized (depreciation)	(1,831,833)

Net unrealized appreciation/(depreciation)	$8,426,569

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Fusion Dynamic Conservative Fund	$5,491,981	$10,681,966	$16,173,947

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

9

AZL MVP Fusion Dynamic Conservative Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Fusion Dynamic Conservative Fund	$5,422,598	$7,384,339	$—	$14,158,102	$26,965,039

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2018, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 90% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

AZL® MVP Fusion Dynamic Moderate Fund

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Dynamic Moderate Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Dynamic Moderate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL MVP Fusion Dynamic Moderate Fund	$1,000.00	$995.00	$1.09	0.22%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL MVP Fusion Dynamic Moderate Fund	$1,000.00	$1,023.72	$1.10	0.22%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Fixed Income	38.8%
Domestic Equities	35.4
International Equities	20.9

Total Investment Securities	95.1
Net other assets (liabilities)	4.9

Net Assets	100.0%

1

AZL MVP Fusion Dynamic Moderate Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.1%):
9,788,942	AZL DFA International Core Equity Fund	$108,853,039
4,279,414	AZL DFA U.S. Core Equity Fund	56,145,915
3,440,619	AZL DFA U.S. Small Cap Fund	44,865,666
5,349,879	AZL Enhanced Bond Index Fund	57,190,211
18,442,883	AZL FIAM Total Bond Fund, Class 2	185,719,836
4,292,403	AZL Gateway Fund	57,003,106
14,231,676	AZL International Index Fund, Class 2	239,376,787
18,479,604	AZL MetWest Total Return Bond Fund	185,535,225
4,562,662	AZL Mid Cap Index Fund, Class 2	110,872,694
14,105,805	AZL MSCI Emerging Markets Equity Index Fund, Class 2	114,680,194
12,201,081	AZL Russell 1000 Growth Index Fund, Class 2	198,389,581
21,780,793	AZL Russell 1000 Value Index Fund, Class 2	289,684,540
2,091,673	AZL Small Cap Stock Index Fund, Class 2	33,968,776
8,618,926	PIMCO VIT Income Portfolio	90,757,290
15,071,786	PIMCO VIT Low Duration Portfolio	152,526,479
17,492,637	PIMCO VIT Total Return Portfolio	185,946,734

Total Affiliated Investment Companies (Cost $1,933,535,087)		2,111,516,073

Total Investment Securities (Cost $1,933,535,087) — 95.1%(a)		2,111,516,073
Net other assets (liabilities) — 4.9%		109,519,654

Net Assets — 100.0%		$2,221,035,727

Percentages indicated are based on net assets as of June 30, 2018.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $110,851,507 has been segregated to cover margin requirements for the following open contracts as of June 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/21/18	488	$66,407,040	$(1,296,260)
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/19/18	369	44,349,188	235,938

				$(1,060,322)

See accompanying notes to the financial statements.

2

AZL MVP Fusion Dynamic Moderate Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investments in affiliates, at cost	$1,933,535,087

Investments in affiliates, at value	$2,111,516,073
Segregated cash for collateral	110,851,507
Interest and dividends receivable	1,048,886
Receivable for investments sold	1,171,396
Receivable for variation margin on futures contracts	3,867
Prepaid expenses	12,468

Total Assets	2,224,604,197

Liabilities:
Cash overdraft	1,171,396
Payable for investments purchased	899,662
Payable for capital shares redeemed	1,063,182
Payable for variation margin on futures contracts	526
Manager fees payable	370,247
Administration fees payable	374
Custodian fees payable	1,444
Administrative and compliance services fees payable	2,483
Transfer agent fees payable	513
Trustee fees payable	11,268
Other accrued liabilities	47,375

Total Liabilities	3,568,470

Net Assets	$2,221,035,727

Net Assets Consist of:
Capital	$1,834,203,273
Accumulated net investment income/(loss)	27,857,267
Accumulated net realized gains/(losses) from investment transactions	182,054,523
Net unrealized appreciation/(depreciation) on investments	176,920,664

Net Assets	$2,221,035,727

Shares of beneficial interest (unlimited number of shares authorized, no par value)	186,445,917
Net Asset Value (offering and redemption price per share)	$11.91

Statement of Operations

For the Six Months Ended June 30, 2018

(Unaudited)

Investment Income:
Dividends from affiliates	$4,669,229
Interest	830,198
Dividends	192

Total Investment Income	5,499,619

Expenses:
Manager fees	2,285,060
Administration fees	32,784
Custodian fees	5,881
Administrative and compliance services fees	15,719
Transfer agent fees	3,101
Trustee fees	51,428
Professional fees	44,745
Shareholder reports	17,699
Other expenses	10,230

Total expenses	2,466,647

Net Investment Income/(Loss)	3,032,972

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	41,558,303
Net realized gains/(losses) on futures contracts	1,958,580
Change in net unrealized appreciation/depreciation on affiliated transactions	(55,402,634)
Change in net unrealized appreciation/depreciation on futures contracts	(1,887,445)

Net Realized/Unrealized Gains/(Losses) on Investments	(13,773,196)

Change in Net Assets Resulting From Operations	$(10,740,224)

See accompanying notes to the financial statements.

3

AZL MVP Fusion Dynamic Moderate Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$3,032,972	$21,228,686
Net realized gains/(losses) on investment transactions	43,516,883	148,291,138
Change in unrealized appreciation/depreciation on investments	(57,290,079)	140,203,541

Change in net assets resulting from operations	(10,740,224)	309,723,365

Distributions to Shareholders:
From net investment income	—	(36,719,006)
From net realized gains	—	(185,608,214)

Change in net assets resulting from distributions to shareholders	—	(222,327,220)

Capital Transactions:
Proceeds from shares issued	8,942,232	8,791,608
Proceeds from dividends reinvested	—	222,327,220
Value of shares redeemed	(138,652,657)	(293,361,499)

Change in net assets resulting from capital transactions	(129,710,425)	(62,242,671)

Change in net assets	(140,450,649)	25,153,474
Net Assets:
Beginning of period	2,361,486,376	2,336,332,902

End of period	$2,221,035,727	$2,361,486,376

Accumulated net investment income/(loss)	$27,857,267	$24,824,295

Share Transactions:
Shares issued	743,561	727,313
Dividends reinvested	—	19,249,110
Shares redeemed	(11,545,938)	(24,205,850)

Change in shares	(10,802,377)	(4,229,427)

See accompanying notes to the financial statements.

4

AZL MVP Fusion Dynamic Moderate Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$11.97		$11.60	$12.15	$13.05	$12.68	$11.17

Investment Activities:
Net Investment Income/(Loss)	0.02		0.12	0.18	0.22	0.14	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	(0.08)		1.46	0.32	(0.45)	0.40	1.57

Total from Investment Activities	(0.06)		1.58	0.50	(0.23)	0.54	1.68

Dividends to Shareholders From:
Net Investment Income	—		(0.20)	(0.27)	(0.17)	(0.17)	(0.17)
Net Realized Gains	—		(1.01)	(0.78)	(0.50)	—	—

Total Dividends	—		(1.21)	(1.05)	(0.67)	(0.17)	(0.17)

Net Asset Value, End of Period	$11.91		$11.97	$11.60	$12.15	$13.05	$12.68

Total Return(a)	(0.50	)%(b)	13.98%	4.29%	(1.71)%	4.24%	15.17%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$2,221,036		$2,361,486	$2,336,333	$2,466,434	$2,724,412	$2,753,188
Net Investment Income/(Loss)(c)	0.27%		0.90%	1.38%	1.61%	1.04%	1.22%
Expenses Before Reductions*(c)(d)	0.22%		0.22%	0.22%	0.22%	0.22%	0.22%
Expenses Net of Reductions*(c)	0.22%		0.22%	0.22%	0.22%	0.22%	0.21%
Portfolio Turnover Rate(e)	6	%(b)	17%	58%	13%	20%	5%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period

See accompanying notes to the financial statements.

5

AZL MVP Fusion Dynamic Moderate Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Dynamic Moderate Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2018, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is

6

AZL MVP Fusion Dynamic Moderate Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts was $111.9 million for the period ended June 30, 2018. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$1,296,260

Interest Rate Risk

Interest Rate Contracts		235,938		—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2018:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in net unrealized appreciation/depreciation on futures contracts	$3,494,562	$(2,356,245)

Interest Rate Risk

Interest Rate Contracts		(1,535,982)	468,800

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Fusion Dynamic Moderate Fund	0.20%	0.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2018, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2018, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2018, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2018 is as follows:

	Fair Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gains/(Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2018	Shares as of 6/30/2018	Dividend Income
AZL DFA International Core Equity Fund	$119,970,024	$—	$(7,882,506)	$1,086,045	$(4,320,524)	$108,853,039	9,788,942	$—
AZL DFA U.S. Core Equity Fund	60,247,547	—	(5,781,253)	1,359,450	320,171	56,145,915	4,279,414	—
AZL DFA U.S. Small Cap Fund	48,348,380	—	(5,831,481)	1,278,456	1,070,311	44,865,666	3,440,619	—

7

AZL MVP Fusion Dynamic Moderate Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

	Fair Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gains/(Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2018	Shares as of 6/30/2018	Dividend Income
AZL Enhanced Bond Index Fund	$59,336,541	$—	$(1,053,260)	$(28,036)	$(1,065,034)	$57,190,211	5,349,879	$—
AZL FIAM Total Bond Fund	195,092,711	—	(6,310,329)	(156,664)	(4,777,038)	185,719,836	18,442,883	—
AZL Gateway Fund	83,822,440	—	(26,864,007)	4,821,711	(15,903,598)	57,003,106	4,292,403	—
AZL International Index Fund, Class 2	310,202,260	—	(64,434,826)	9,512,951	(2,905,081)	239,376,787	14,231,676	—
AZL MetWest Total Return Bond Fund	194,346,284	—	(5,752,761)	(153,217)	1,712,763	185,535,225	18,479,604	—
AZL Mid Cap Index Fund, Class 2	95,682,061	22,251,801	(10,725,690)	1,951,759	(12,644,905)	110,872,694	4,562,662	—
AZL MSCI Emerging Markets Equity Fund, Class 2	143,689,713	—	(20,493,135)	4,128,521	(2,905,882)	114,680,194	14,105,805	—
AZL Russell 1000 Growth Index Fund, Class 2	231,038,729	23,007,200	(72,744,202)	16,154,698	933,156	198,389,581	12,201,081	—
AZL Russell 1000 Value Index Fund, Class 2	231,617,334	77,013,600	(11,653,194)	461,343	(7,754,543)	289,684,540	21,780,793	—
AZL Small Cap Stock Index Fund, Class 2	36,551,620	—	(5,702,894)	1,139,839	1,980,211	33,968,776	2,091,673	—
PIMCO VIT Income Portfolio	95,562,194	1,316,956	(4,285,775)	237,167	(2,073,252)	90,757,290	8,618,926	1,316,956
PIMCO VIT Low Duration Portfolio	155,302,712	1,187,395	(2,144,730)	(108,556)	(1,710,342)	152,526,479	15,071,786	1,187,395
PIMCO VIT Total Return Portfolio	194,296,831	2,164,878	(5,028,764)	(127,164)	(5,359,047)	185,946,734	17,492,637	2,164,878

	$2,255,107,381	$126,941,830	$(256,688,807)	$41,558,303	$(55,402,634)	$2,111,516,073	174,230,783	$4,669,229

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $11,177 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

8

AZL MVP Fusion Dynamic Moderate Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017.

The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$2,111,516,073	$—	$2,111,516,073

Total Investment Securities	2,111,516,073	—	2,111,516,073

Other Financial Instruments:*
Futures Contracts	(1,060,322)	—	(1,060,322)

Total Investments	$2,110,455,751	$—	$2,110,455,751

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Fusion Dynamic Moderate Fund	$126,941,830	$256,688,807

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $1,937,244,323. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$179,859,468
Unrealized (depreciation)	(5,587,718)

Net unrealized appreciation/(depreciation)	$174,271,750

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Fusion Dynamic Moderate Fund	$36,719,006	$185,608,214	$222,327,220

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

9

AZL MVP Fusion Dynamic Moderate Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Fusion Dynamic Moderate Fund	$47,347,648	$120,489,010	$—	$229,736,020	$397,572,678

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2018, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership of 90% of the Fund. As of June 30, 2018, the Fund had a controlling interest (in excess of 50%) in the AZL MetWest Total Return Bond Fund, which is affiliated with the Investment Adviser.

9. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

AZL® MVP Growth Index Strategy Fund

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Growth Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Growth Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL MVP Growth Index Strategy Fund	$1,000.00	$1,007.10	$0.60	0.12%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL MVP Growth Index Strategy Fund	$1,000.00	$1,024.22	$0.60	0.12%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Domestic Equities	52.8%
Fixed Income	23.8
International Equities	18.4

Total Investment Securities	95.0
Net other assets (liabilities)	5.0

Net Assets	100.0%

1

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
58,980,691	AZL Enhanced Bond Index Fund	$630,503,583
28,926,970	AZL International Index Fund, Class 2	486,551,633
12,227,714	AZL Mid Cap Index Fund, Class 2	297,133,450
57,658,083	AZL S&P 500 Index Fund, Class 2	951,934,951
9,302,371	AZL Small Cap Stock Index Fund, Class 2	151,070,509

Total Affiliated Investment Companies (Cost $2,148,677,586)		2,517,194,126

Total Investment Securities (Cost $2,148,677,586) — 95.0%(a)		2,517,194,126
Net other assets (liabilities) — 5.0%		131,727,953

Net Assets — 100.0%		$2,648,922,079

Percentages indicated are based on net assets as of June 30, 2018.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $132,296,593 has been segregated to cover margin requirements for the following open contracts as of June 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/21/18	728	$99,066,240	$(1,942,149)
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/19/18	275	33,051,563	175,885

				$(1,766,264)

See accompanying notes to the financial statements.

2

AZL MVP Growth Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investments in affiliates, at cost	$2,148,677,586

Investments in affiliates, at value	$2,517,194,126
Segregated cash for collateral	132,296,593
Interest and dividends receivable	177,755
Receivable for capital shares issued	169,377
Receivable for affiliated investments sold	985,859
Receivable for variation margin on futures contracts	4,640
Prepaid expenses	13,659

Total Assets	2,650,842,009

Liabilities:
Cash overdraft	985,859
Payable for capital shares redeemed	643,023
Payable for variation margin on futures contracts	631
Manager fees payable	220,199
Administration fees payable	499
Custodian fees payable	521
Administrative and compliance services fees payable	3,070
Transfer agent fees payable	495
Trustee fees payable	13,539
Other accrued liabilities	52,094

Total Liabilities	1,919,930

Net Assets	$2,648,922,079

Net Assets Consist of:
Capital	$2,200,197,442
Accumulated net investment income/(loss)	21,206,700
Accumulated net realized gains/(losses) from investment transactions	60,767,661
Net unrealized appreciation/(depreciation) on investments	366,750,276

Net Assets	$2,648,922,079

Shares of beneficial interest (unlimited number of shares authorized, no par value)	169,052,541
Net Asset Value (offering and redemption price per share)	$15.67

Statement of Operations

For the Six Months Ended June 30, 2018

(Unaudited)

Investment Income:
Interest	$972,975
Dividends	4,116

Total Investment Income	977,091

Expenses:
Manager fees	1,315,300
Administration fees	33,498
Custodian fees	2,597
Administrative and compliance services fees	18,050
Transfer agent fees	3,174
Trustee fees	59,023
Professional fees	52,017
Shareholder reports	20,497
Other expenses	11,389

Total expenses	1,515,545

Net Investment Income/(Loss)	(538,454)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	2,393,071
Net realized gains/(losses) on futures contracts	871,816
Change in net unrealized appreciation/depreciation on affiliated transactions	18,215,434
Change in net unrealized appreciation/depreciation on futures contracts	(3,200,939)

Net Realized/Unrealized Gains/(Losses) on Investments	18,279,382

Change in Net Assets Resulting From Operations	$17,740,928

See accompanying notes to the financial statements.

3

AZL MVP Growth Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(538,454)	$17,933,830
Net realized gains/(losses) on investment transactions	3,264,887	82,582,429
Change in unrealized appreciation/depreciation on investments	15,014,495	258,251,323

Change in net assets resulting from operations	17,740,928	358,767,582

Distributions to Shareholders:
From net investment income	—	(28,019,405)
From net realized gains	—	(88,021,945)

Change in net assets resulting from distributions to shareholders	—	(116,041,350)

Capital Transactions:
Proceeds from shares issued	63,025,538	137,649,163
Proceeds from dividends reinvested	—	116,041,350
Value of shares redeemed	(66,399,370)	(105,234,549)

Change in net assets resulting from capital transactions	(3,373,832)	148,455,964

Change in net assets	14,367,096	391,182,196
Net Assets:
Beginning of period	2,634,554,983	2,243,372,787

End of period	$2,648,922,079	$2,634,554,983

Accumulated net investment income/(loss)	$21,206,700	$21,745,154

Share Transactions:
Shares issued	4,014,576	9,175,322
Dividends reinvested	—	7,824,771
Shares redeemed	(4,254,721)	(7,008,917)

Change in shares	(240,145)	9,991,176

See accompanying notes to the financial statements.

4

AZL MVP Growth Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$15.56		$14.08	$13.55		$13.90	$13.23	$10.95

Investment Activities:
Net Investment Income/(Loss)	—	(a)	0.11	0.14		0.25	0.10	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	0.11		2.10	0.77		(0.36)	0.75	2.18

Total from Investment Activities	0.11		2.21	0.91		(0.11)	0.85	2.28

Dividends to Shareholders From:
Net Investment Income	—		(0.18)	(0.30)		(0.12)	(0.10)	—
Net Realized Gains	—		(0.55)	(0.08)		(0.12)	(0.08)	— (a)

Total Dividends	—		(0.73)	(0.38)		(0.24)	(0.18)	— (a)

Net Asset Value, End of Period	$15.67		$15.56	$14.08		$13.55	$13.90	$13.23

Total Return(b)	0.71	%(c)	15.96%	6.80%		(0.80)%	6.47%	20.85%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$2,648,922		$2,634,555	$2,243,373		$1,392,460	$1,118,257	$768,606
Net Investment Income/(Loss)(d)	(0.04)%		0.74%	1.55%		2.17%	1.05%	1.25%
Expenses Before Reductions*(d)(e)	0.12%		0.11%	0.12%		0.12%	0.12%	0.13%
Expenses Net of Reductions*(d)	0.12%		0.11%	0.12%		0.12%	0.12%	0.13%
Portfolio Turnover Rate	2	%(c)	4%	4	%(f)	1%	1%	— (g)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)

Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 4%.

(g)	Represents less than 0.5%.

See accompanying notes to the financial statements.

5

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Growth Index Strategy Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2018, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the

6

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts was $115.9 million for the period ended June 30, 2018. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$1,942,149

Interest Rate Risk

Interest Rate Contracts		175,885		—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2018:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in net unrealized appreciation/depreciation on investments	$2,034,975	$(3,551,908)

Interest Rate Risk

Interest Rate Contracts		(1,163,159)	350,969

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Growth Index Strategy Fund	0.10%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2018, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2018, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2018, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2018 is as follows:

	Fair Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gains/(Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2018	Shares as of 6/30/2018
AZL Enhanced Bond Index Fund	$620,115,513	$32,094,631	$(10,274,932)	$(530,316)	$(10,901,313)	$630,503,583	58,980,691
AZL International Index Fund, Class 2	500,304,956	4,239,387	(4,171,473)	178,246	(13,999,483)	486,551,633	28,926,970
AZL Mid Cap Index Fund, Class 2	293,043,151	—	(6,262,453)	(19,132)	10,371,884	297,133,450	12,227,714
AZL S&P 500 Index Fund, Class 2	943,860,209	6,550,509	(20,968,464)	2,660,693	19,832,004	951,934,951	57,658,083
AZL Small Cap Stock Index Fund, Class 2	145,968,711	—	(7,914,124)	103,580	12,912,342	151,070,509	9,302,371

	$2,503,292,540	$42,884,527	$(49,591,446)	$2,393,071	$18,215,434	$2,517,194,126	167,095,829

7

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $12,721 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017.

The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Affiliated Investment Company	$2,517,194,126	$—	$2,517,194,126

Total Investment Securities	2,517,194,126	—	2,517,194,126

Other Financial Instruments:*
Futures Contracts	(1,766,264)	—	(1,766,264)

Total Investments	$2,515,427,862	$—	$2,515,427,862

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Growth Index Strategy Fund	$42,884,527	$49,591,446

8

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $2,170,803,647. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$360,443,379
Unrealized (depreciation)	(14,052,900)

Net unrealized appreciation/(depreciation)	$346,390,479

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Growth Index Strategy Fund	$28,362,008	$87,679,342	$116,041,350

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Growth Index Strategy Fund	$28,652,840	$73,631,546	$—	$344,985,702	$447,270,088

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and straddles.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2018, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 90% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

10

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

AZL® MVP Moderate Index Strategy Fund

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Moderate Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Moderate Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL MVP Moderate Index Strategy Fund	$1,000.00	$1,003.40	$0.65	0.13%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL MVP Moderate Index Strategy Fund	$1,000.00	$1,024.17	$0.65	0.13%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Domestic Equities	42.2%
Fixed Income	38.2
International Equities	14.7

Total Investment Securities	95.1
Net other assets (liabilities)	4.9

Net Assets	100.0%

1

AZL MVP Moderate Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.1%):
19,198,388	AZL Enhanced Bond Index Fund	$205,230,763
4,676,600	AZL International Index Fund, Class 2	78,660,418
2,010,217	AZL Mid Cap Index Fund, Class 2	48,848,282
9,251,440	AZL S&P 500 Index Fund, Class 2	152,741,266
1,527,084	AZL Small Cap Stock Index Fund, Class 2	24,799,844

Total Affiliated Investment Companies (Cost $457,123,719)		510,280,573

Total Investment Securities (Cost $457,123,719) — 95.1%(a)		510,280,573
Net other assets (liabilities) — 4.9%		26,567,460

Net Assets — 100.0%		$536,848,033

Percentages indicated are based on net assets as of June 30, 2018.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $26,821,808 has been segregated to cover margin requirements for the following open contracts as of June 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/21/18	118	$16,057,440	$(314,640)
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/19/18	89	10,696,688	56,559

				$(258,081)

See accompanying notes to the financial statements.

2

AZL MVP Moderate Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investments in affiliates, at cost	$457,123,719

Investments in affiliates, at value	$510,280,573
Segregated cash for collateral	26,821,808
Interest and dividends receivable	36,065
Receivable for capital shares issued	10,536
Receivable for investments sold	178,335
Receivable for variation margin on futures contracts	773

Total Assets	537,328,090

Liabilities:
Cash overdraft	178,335
Payable for capital shares redeemed	238,206
Payable for variation margins on futures contracts	106
Manager fees payable	47,252
Administration fees payable	75
Custodian fees payable	290
Administrative and compliance services fees payable	522
Transfer agent fees payable	346
Trustee fees payable	2,307
Other accrued liabilities	12,618

Total Liabilities	480,057

Net Assets	$536,848,033

Net Assets Consist of:
Capital	$456,357,251
Accumulated net investment income/(loss)	4,466,400
Accumulated net realized gains/(losses) from investment transactions	23,125,609
Net unrealized appreciation/(depreciation) on investments	52,898,773

Net Assets	$536,848,033

Shares of beneficial interest (unlimited number of shares authorized, no par value)	36,454,395
Net Asset Value (offering and redemption price per share)	$14.73

Statement of Operations

For the Six Months Ended June 30, 2018

(Unaudited)

Investment Income:
Interest	$201,541
Dividends	372

Total Investment Income	201,913

Expenses:
Manager fees	270,010
Administration fees	26,139
Custodian fees	1,870
Administrative and compliance services fees	3,520
Transfer agent fees	2,392
Trustee fees	11,544
Professional fees	10,084
Shareholder reports	6,754
Other expenses	6,084

Total expenses	338,397

Net Investment Income/(Loss)	(136,484)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	3,968,132
Net realized gains/(losses) on futures contracts	457,593
Change in net unrealized appreciation/depreciation on affiliated transactions	(2,134,030)
Change in net unrealized appreciation/depreciation on futures contracts	(467,290)

Net Realized/Unrealized Gains/(Losses) on Investments	1,824,405

Change in Net Assets Resulting From Operations	$1,687,921

See accompanying notes to the financial statements.

3

AZL MVP Moderate Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(136,484)	$3,927,262
Net realized gains/(losses) on investment transactions	4,425,725	19,344,279
Change in unrealized appreciation/depreciation on investments	(2,601,320)	43,328,822

Change in net assets resulting from operations	1,687,921	66,600,363

Distributions to Shareholders:
From net investment income	—	(8,896,990)
From net realized gains	—	(12,388,171)

Change in net assets resulting from distributions to shareholders	—	(21,285,161)

Capital Transactions:
Proceeds from shares issued	7,416,342	12,154,646
Proceeds from dividends reinvested	—	21,285,161
Value of shares redeemed	(24,123,869)	(46,999,547)

Change in net assets resulting from capital transactions	(16,707,527)	(13,559,740)

Change in net assets	(15,019,606)	31,755,462
Net Assets:
Beginning of period	551,867,639	520,112,177

End of period	$536,848,033	$551,867,639

Accumulated net investment income/(loss)	$4,466,400	$4,602,884

Share Transactions:
Shares issued	504,507	848,360
Dividends reinvested	—	1,506,381
Shares redeemed	(1,637,734)	(3,305,040)

Change in shares	(1,133,227)	(950,299)

See accompanying notes to the financial statements.

4

AZL MVP Moderate Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$14.68		$13.50	$13.49		$14.37	$13.34	$10.77

Investment Activities:
Net Investment Income/(Loss)	—	(a)	0.12	0.23		0.25	0.06	0.07
Net Realized and Unrealized Gains/(Losses) on Investments	0.05		1.64	0.48		(0.71)	1.06	2.50

Total from Investment Activities	0.05		1.76	0.71		(0.46)	1.12	2.57

Dividends to Shareholders From:
Net Investment Income	—		(0.24)	(0.30)		(0.07)	(0.05)	—
Net Realized Gains	—		(0.34)	(0.40)		(0.35)	(0.04)	— (a)

Total Dividends	—		(0.58)	(0.70)		(0.42)	(0.09)	— (a)

Net Asset Value, End of Period	$14.73		$14.68	$13.50		$13.49	$14.37	$13.34

Total Return(b)	0.34	%(c)	13.21%	5.43%		(3.21)%	8.42%	23.88%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$536,848		$551,868	$520,112		$520,844	$467,457	$298,836
Net Investment Income/(Loss)(d)	(0.05)%		0.73%	1.71%		1.97%	0.65%	0.89%
Expenses Before Reductions*(d)(e)	0.13%		0.12%	0.13%		0.13%	0.14%	0.16%
Expenses Net of Reductions*(d)	0.13%		0.12%	0.13%		0.13%	0.14%	0.15%
Portfolio Turnover Rate	1	%(c)	5%	108	%(f)	2%	1%	— (g)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)

Effective October 14, 2016, the investment strategy of the Fund changed. Costs of purchases and proceeds from sales of portfolio securities associated with the changes in investment strategy contributed to higher portfolio turnover rate for the period ended December 31, 2016 as compared to prior years.

(g)	Represents less than 0.5%.

See accompanying notes to the financial statements.

5

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Moderate Index Strategy Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2018, the Fund did not enter into any futures contracts. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to

6

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts was $27.0 million for the period ended June 30, 2018. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$314,640

Interest Rate Risk

Interest Rate Contracts		56,559		—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2018:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in net unrealized appreciation/depreciation on futures contracts	$842,592	$(583,492)

Interest Rate Risk

Interest Rate Contracts		(384,999)	116,202

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Moderate Index Strategy Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2018, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2018, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2018, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2018 is as follows:

	Fair Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gains/(Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2018	Shares as of 6/30/2018
AZL Enhanced Bond Index Fund	$205,949,814	$4,539,470	$(1,484,256)	$(30,533)	$(3,743,732)	$205,230,763	19,198,388
AZL International Index Fund, Class 2	84,102,886	471,631	(3,740,730)	756,926	(2,930,295)	78,660,418	4,676,600

7

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

	Fair Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gains/(Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2018	Shares as of 6/30/2018
AZL Mid Cap Index Fund, Class 2	$50,599,678	$—	$(3,481,806)	$633,941	$1,096,469	$48,848,282	2,010,217
AZL S&P 500 Index Fund, Class 2	157,945,419	413,119	(9,486,500)	1,950,665	1,918,563	152,741,266	9,251,440
AZL Small Cap Stock Index Fund, Class 2	25,801,367	—	(3,183,621)	657,133	1,524,965	24,799,844	1,527,084

	$524,399,164	$5,424,220	$(21,376,913)	$3,968,132	$(2,134,030)	$510,280,573	36,663,729

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $2,627 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017.

The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Affiliated Investment Company	$510,280,573	$—	$510,280,573

Total Investment Securities	510,280,573	—	510,280,573

Other Financial Instruments:*
Futures Contracts	(258,081)	—	(258,081)

Total Investments	$510,022,492	$—	$510,022,492

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

8

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Moderate Index Strategy Fund	$5,424,220	$21,376,913

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $457,149,171. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$57,191,587
Unrealized (depreciation)	(4,060,185)

Net unrealized appreciation/(depreciation)	$53,131,402

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Moderate Index Strategy Fund	$8,896,990	$12,388,171	$21,285,161

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Moderate Index Strategy Fund	$9,436,216	$14,075,761	$—	$55,290,884	$78,802,861

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2018, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 85% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

10

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP T. Rowe Price Capital Appreciation Plus Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$1,000.00	$1,015.70	$0.60	0.12%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$1,000.00	$1,024.20	$0.60	0.12%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Domestic Equities	76.8
Fixed Income	18.2
Money Market	—	^

Total Investment Securities	95.0
Net other assets (liabilities)	5.0

Net Assets	100.0%

1

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
18,779,794	AZL Enhanced Bond Index Fund	$200,756,000
17,890,626	AZL S&P 500 Index Fund, Class 2	295,374,233
29,985,022	AZL T. Rowe Price Capital Appreciation Fund	553,523,514

Total Affiliated Investment Companies (Cost $928,942,736)		1,049,653,747

Unaffiliated Investment Company (0.0%):
82,513	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares , 1.68%(a)	82,513

Total Unaffiliated Investment Company (Cost $82,513)		82,513

Total Investment Securities (Cost $929,025,249) — 95.0%(b)		1,049,736,260
Net other assets (liabilities) — 5.0%		55,407,583

Net Assets — 100.0%		$1,105,143,843

Percentages indicated are based on net assets as of June 30, 2018.

(a)	The rate represents the effective yield at June 30, 2018.
(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $55,206,035 has been segregated to cover margin requirements for the following open contracts as of June 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/21/18	242	$32,931,360	$(637,898)
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/19/18	183	21,994,313	117,408

				$(520,490)

See accompanying notes to the financial statements.

2

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investment in non-affiliates, at cost	$82,513
Investments in affiliates, at cost	928,942,736

Total Investment securities, at cost	$929,025,249

Investment in non-affiliates at value	$82,513
Investments in affiliates, at value	1,049,653,747

Total Investment securities, at value	$1,049,736,260

Segregated cash for collateral	55,206,035
Interest and dividends receivable	73,794
Receivable for capital shares issued	348,911
Receivable for variation margin on futures contracts	2,320
Prepaid expenses	6,149

Total Assets	1,105,373,469

Liabilities:
Payable for investments purchased	82,513
Payable for capital shares redeemed	30,263
Payable for variation margin on futures contracts	315
Manager fees payable	91,254
Administration fees payable	159
Custodian fees payable	343
Administrative and compliance services fees payable	1,006
Transfer agent fees payable	337
Trustee fees payable	4,444
Other accrued liabilities	18,992

Total Liabilities	229,626

Net Assets	$1,105,143,843

Net Assets Consist of:
Capital	$933,234,348
Accumulated net investment income/(loss)	10,748,126
Accumulated net realized gains/(losses) from investment transactions	40,970,848
Net unrealized appreciation/(depreciation) on investments	120,190,521

Net Assets	$1,105,143,843

Shares of beneficial interest (unlimited number of shares authorized, no par value)	85,620,083
Net Asset Value (offering and redemption price per share)	$12.91

Statement of Operations

For the Six Months Ended June 30, 2018

(Unaudited)

Investment Income:
Interest	$408,991
Dividends	1,577

Total Investment Income	410,568

Expenses:
Manager fees	546,878
Administration fees	27,634
Custodian fees	2,444
Administrative and compliance services fees	7,138
Transfer agent fees	2,557
Trustee fees	23,359
Professional fees	20,536
Shareholder reports	10,157
Other expenses	4,278

Total expenses	644,981

Net Investment Income/(Loss)	(234,413)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	2,965,189
Net realized gains/(losses) on futures contracts	1,363,809
Change in net unrealized appreciation/depreciation on affiliated transactions	13,595,562
Change in net unrealized appreciation/depreciation on futures contracts	(941,614)

Net Realized/Unrealized Gains/(Losses) on Investments	16,982,946

Change in Net Assets Resulting From Operations	$16,748,533

See accompanying notes to the financial statements.

3

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(234,413)	$10,383,590
Net realized gains/(losses) on investment transactions	4,328,998	37,922,870
Change in unrealized appreciation/depreciation on investments	12,653,948	83,960,228

Change in net assets resulting from operations	16,748,533	132,266,688

Distributions to Shareholders:
From net investment income	—	(12,492,263)
From net realized gains	—	(18,428,483)

Change in net assets resulting from distributions to shareholders	—	(30,920,746)

Capital Transactions:
Proceeds from shares issued	31,137,241	107,423,431
Proceeds from dividends reinvested	—	30,920,746
Value of shares redeemed	(38,835,117)	(43,312,937)

Change in net assets resulting from capital transactions	(7,697,876)	95,031,240

Change in net assets	9,050,657	196,377,182
Net Assets:
Beginning of period	1,096,093,186	899,716,004

End of period	$1,105,143,843	$1,096,093,186

Accumulated net investment income/(loss)	$10,748,126	$10,982,539

Share Transactions:
Shares issued	2,429,721	8,806,847
Dividends reinvested	—	2,526,205
Shares redeemed	(3,032,014)	(3,545,096)

Change in shares	(602,293)	7,787,956

See accompanying notes to the financial statements.

4

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	January 10, 2014 to December 31, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.71		$11.47	$10.88		$10.45	$10.00

Investment Activities:
Net Investment Income/(Loss)	—	(b)	0.11	0.03		0.04	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	0.20		1.50	0.79		0.39	1.11

Total from Investment Activities	0.20		1.61	0.82		0.43	1.12

Dividends to Shareholders From:
Net Investment Income	—		(0.15)	(0.17)		—	(0.01)
Net Realized Gains	—		(0.22)	(0.06)		— (b)	(0.66)

Total Dividends	—		(0.37)	(0.23)		— (b)	(0.67)

Net Asset Value, End of Period	$12.91		$12.71	$11.47		$10.88	$10.45

Total Return(c)	1.57	%(d)	14.21%	7.62%		4.15%	11.19	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,105,144		$1,096,093	$899,716		$664,399	$288,843
Net Investment Income/(Loss)(e)	(0.04)%		1.03%	0.61%		0.49%	0.26%
Expenses Before Reductions*(e)(f)	0.12%		0.12%	0.12%		0.13%	0.14%
Expenses Net of Reductions*(e)	0.12%		0.12%	0.12%		0.13%	0.14%
Portfolio Turnover Rate	2	%(d)	3%	52	%(g)	1%	1	%(d)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	For the period January 10, 2014 (commencement of operations) to December 31, 2014.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)

Effective October 14, 2016, the investment strategy of the Fund changed. Costs of purchases and proceeds from sales of portfolio securities associated with the changes in investment strategy contributed to higher portfolio turnover rate for the period ended December 31, 2016 as compared to prior years.

See accompanying notes to the financial statements.

5

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP T. Rowe Price Capital Appreciation Plus Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2018, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is

6

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts was $52.4 million for the period ended June 30, 2018. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$637,898

Interest Rate Risk

Interest Rate Contracts		117,408		—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2018:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in net unrealized appreciation/depreciation on futures contracts	$2,139,512	$(1,175,603)

Interest Rate Risk

Interest Rate Contracts		(775,703)	233,989

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2018, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2018, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2018, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2018 is as follows:

	Fair Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gains/(Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2018	Shares as of 6/30/2018
AZL Enhanced Bond Index Fund	$196,788,055	$13,052,322	$(5,457,375)	$(122,966)	$(3,504,036)	$200,756,000	18,779,794
AZL S&P 500 Index Fund, Class 2	297,886,624	6,683,685	(16,440,591)	2,721,572	4,522,943	295,374,233	17,890,626
AZL T. Rowe Price Capital Appreciation Fund	546,357,130	2,946,936	(8,723,790)	366,583	12,576,655	553,523,514	29,985,022

	$1,041,031,809	$22,682,943	$(30,621,756)	$2,965,189	$13,595,562	$1,049,653,747	66,655,442

7

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $5,292 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017.

The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Affiliated Investment Company	$1,049,653,747	$—	$1,049,653,747
Unaffiliated Investment Company	82,513	—	82,513

Total Investment Securities	1,049,736,260	—	1,049,736,260

Other Financial Instruments:*
Futures Contracts	(520,490)	—	(520,490)

Total Investments	$1,049,215,770	$—	$1,049,215,770

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

8

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$22,682,943	$30,621,756

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $929,945,214. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$123,045,374
Unrealized (depreciation)	(3,254,328)

Net unrealized appreciation/(depreciation)	$119,791,046

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$12,552,270	$18,368,476	$30,920,746

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$13,580,122	$35,263,629	$—	$106,317,211	$155,160,962

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2018, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 85% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

9

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

Item 2. Code of Ethics.
Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable – only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(a)(4)	A statement summarizing a change in the registrant’s independent public accountant during the reporting period is attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date August 23, 2018

By (Signature and Title)	/s/ Bashir C. Asad
Bashir C. Asad, Principal Financial Officer & Principal Accounting Officer

Date August 23, 2018

.